UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 28.5%
Capital Markets - 3.2%
Deutsche Bank AG	91,900	$12,107,825
The Goldman Sachs Group, Inc.	25,000	5,666,000
Janus Capital Group, Inc.	373,650	12,543,430
Merrill Lynch & Co., Inc.	389,500	23,346,630
Morgan Stanley	619,000	32,633,680

		86,297,565

Commercial Banks - 3.5%
Comerica, Inc.	252,300	11,550,294
Fifth Third Bancorp	430,500	12,876,255
Keycorp	89,900	2,367,966
National City Corp.	511,700	10,111,192
SunTrust Banks, Inc.	79,800	5,594,778
U.S. Bancorp	523,400	17,319,306
Wachovia Corp.	395,000	16,985,000
Wells Fargo & Co.	549,200	17,810,556

		94,615,347

Consumer Finance - 0.3%
Discover Financial Services	382,200	6,638,814

Diversified Financial Services - 8.6%
Bank of America Corp.	1,964,800	90,636,224
CIT Group, Inc.	425,300	11,312,980
Citigroup, Inc.	1,825,800	60,799,140
JPMorgan Chase & Co.	1,587,000	72,398,940

		235,147,284

Insurance - 11.4%
ACE Ltd.	354,700	21,221,701
Allstate Corp.	488,800	24,987,456
AMBAC Financial Group, Inc.	222,000	6,045,060
American International Group, Inc.	1,015,000	59,001,950
Chubb Corp.	296,800	16,190,440
Everest Re Group Ltd.	65,500	6,872,915
Fidelity National Financial, Inc.-Class A	522,500	8,161,450
Genworth Financial, Inc.-Class A	739,000	19,391,360
Hartford Financial Services Group, Inc.	215,600	20,550,992
MBIA, Inc.	201,400	7,353,114
MetLife, Inc.	365,500	23,973,145
Old Republic International Corp.	625,200	9,384,252
PartnerRe Ltd.	66,100	5,457,877
The Progressive Corp.	883,600	16,258,240
RenaissanceRe Holdings, Ltd.	128,700	7,607,457
Torchmark Corp.	101,400	6,254,352
The Travelers Cos, Inc.	509,000	27,032,990
UnumProvident Corp.	715,800	17,780,472
XL Capital Ltd.-Class A	124,300	7,275,279

		310,800,502

Thrifts & Mortgage Finance - 1.5%
Federal Home Loan Mortgage Corp.	330,500	11,590,635

Federal National Mortgage Association	543,000	20,862,060
Washington Mutual, Inc.	481,300	9,385,350

		41,838,045

		775,337,557

Energy - 13.5%
Oil, Gas & Consumable Fuels - 13.5%
BP PLC (Sponsored) (ADR)	170,700	12,416,718
Chevron Corp.	952,600	83,609,702
ConocoPhillips	786,400	62,943,456
Exxon Mobil Corp.	1,630,800	145,402,128
Marathon Oil Corp.	467,000	26,105,300
Occidental Petroleum Corp.	132,300	9,230,571
Royal Dutch Shell PLC (Sponsored) (ADR)	171,300	13,948,959
Total SA (ADR)	162,000	13,109,040

		366,765,874

Consumer Discretionary - 12.1%
Auto Components - 1.2%
Autoliv, Inc.	162,800	9,507,520
BorgWarner, Inc.	121,100	11,699,471
Lear Corp. (a)	49,800	1,466,112
Magna International, Inc.-Class A	109,000	9,185,430

		31,858,533

Automobiles - 0.7%
General Motors Corp.	667,600	19,914,508

Hotels Restaurants & Leisure - 1.2%
McDonald’s Corp.	556,700	32,550,249

Household Durables - 1.0%
Black & Decker Corp.	123,600	10,215,540
Centex Corp.	218,900	4,566,254
KB Home	227,500	4,752,475
Newell Rubbermaid, Inc.	90,900	2,434,302
Pulte Homes, Inc.	518,600	5,300,092

		27,268,663

Leisure Equipment & Products - 0.5%
Brunswick Corp.	251,700	5,132,163
Mattel, Inc.	455,500	9,100,890

		14,233,053

Media - 4.0%
CBS Corp.-Class B	617,300	16,932,539
Gannett Co., Inc.	402,600	14,795,550
Idearc, Inc.	517,200	9,785,424
Interpublic Group of Cos., Inc. (a)	611,100	5,799,339
Time Warner, Inc.	1,016,500	17,544,790
Viacom, Inc.-Class B (a)	368,800	15,496,976
The Walt Disney Co.	830,600	27,534,390

		107,889,008

Multiline Retail - 0.9%
Family Dollar Stores, Inc.	383,000	9,019,650
Macy’s, Inc.	556,300	16,494,295

		25,513,945

Specialty Retail - 2.0%
The Gap, Inc.	655,500	13,372,200
Home Depot, Inc.	665,700	19,012,392
Lowe’s Cos, Inc.	246,700	6,021,947
Ltd. Brands, Inc.	282,000	5,662,560
Office Depot, Inc. (a)	309,400	5,303,116
The Sherwin-Williams Co.	72,900	4,580,307

		53,952,522

Textiles Apparel & Luxury Goods - 0.6%
Jones Apparel Group, Inc.	256,400	4,779,296
VF Corp.	150,500	11,255,895

		16,035,191

		329,215,672

Consumer Staples - 9.7%
Beverages - 0.9%
The Coca-Cola Co.	51,900	3,222,990
Coca-Cola Enterprises, Inc.	224,800	5,838,056
Molson Coors Brewing Co.-Class B	308,000	16,582,720

		25,643,766

Food & Staples Retailing - 1.9%
The Kroger Co.	398,300	11,451,125
Safeway, Inc.	458,600	15,959,280
Supervalu, Inc.	468,100	19,599,347
Wal-Mart Stores, Inc.	100,000	4,790,000

		51,799,752

Food Products - 2.4%
ConAgra Foods, Inc.	419,900	10,505,898
General Mills, Inc.	198,500	11,939,775
Kellogg Co.	210,100	11,353,804
Kraft Foods, Inc.-Class A	173,300	5,987,515
Sara Lee Corp.	953,700	16,050,771
Tyson Foods, Inc.-Class A	573,300	8,547,903

		64,385,666

Household Products - 2.5%
Colgate-Palmolive Co.	180,200	14,430,416
Procter & Gamble Co.	718,900	53,198,600

		67,629,016

Tobacco - 2.0%
Altria Group, Inc.	560,300	43,456,868
UST, Inc.	173,900	10,068,810

		53,525,678

		262,983,878

Industrials - 9.0%
Aerospace & Defense - 1.4%
Boeing Co.	126,400	11,697,056
Lockheed Martin Corp.	30,400	3,364,368
Northrop Grumman Corp.	285,100	22,463,029

		37,524,453

Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	1,021,400	11,654,174
Pitney Bowes, Inc.	298,400	11,488,400

		23,142,574

Industrial Conglomerates - 4.1%
General Electric Co.	2,718,700	104,099,023
Tyco International Ltd.	208,800	8,379,144

		112,478,167

Machinery - 2.5%
Caterpillar, Inc.	178,300	12,819,770
Cummins, Inc.	40,500	4,734,450
Eaton Corp.	81,900	7,314,489
Ingersoll-Rand Co. Ltd.-Class A	383,700	19,814,268
SPX Corp.	132,300	13,462,848
Terex Corp. (a)	161,100	10,382,895

		68,528,720

Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	273,600	4,112,208

		245,786,122

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	2,643,700	101,015,777
Verizon Communications, Inc.	1,396,500	60,342,765

		161,358,542

Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp.	1,525,200	23,671,104
Vodafone Group PLC (ADR)	432,800	16,121,800

		39,792,904

		201,151,446

Health Care - 6.4%
Health Care Equipment & Supplies - 0.1%
Covidien Ltd.	95,000	3,810,450

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	156,700	7,109,479
McKesson Corp.	234,800	15,668,204

		22,777,683

Pharmaceuticals - 5.5%
Eli Lilly & Co.	296,100	15,678,495
Johnson & Johnson	392,000	26,554,080
Merck & Co., Inc.	507,800	30,143,008
Pfizer, Inc.	3,199,200	76,012,992

		148,388,575

		174,976,708

Materials - 5.1%
Chemicals - 2.3%
Ashland, Inc.	162,300	7,991,652
Dow Chemical Co.	449,200	18,839,448
E.I. Du Pont de Nemours & Co.	585,000	26,997,750
Lubrizol Corp.	123,500	7,921,290

		61,750,140

Containers & Packaging - 1.8%
Ball Corp.	251,100	11,613,375
Crown Holdings, Inc. (a)	202,300	5,191,018
Owens-Illinois, Inc. (a)	275,200	12,353,728
Smurfit-Stone Container Corp. (a)	439,600	4,839,996
Sonoco Products Co.	210,400	6,391,952
Temple-Inland, Inc.	179,600	8,256,212

		48,646,281

Metals & Mining - 1.0%
Alcoa, Inc.	176,300	6,412,031
ArcelorMittal	250,200	18,469,764
Cleveland-Cliffs, Inc.	35,300	3,184,060

		28,065,855

		138,462,276

Information Technology - 4.3%
Communications Equipment - 0.6%
Nokia OYJ (ADR)	379,300	14,917,869

Computers & Peripherals - 1.1%
Dell, Inc. (a)	350,000	8,589,000
International Business Machines Corp.	149,800	15,755,964
Lexmark International, Inc.-Class A (a)	182,600	6,369,088

		30,714,052

Electronic Equipment & Instruments - 1.8%
Arrow Electronics, Inc. (a)	328,700	12,165,187
Avnet, Inc. (a)	442,200	15,255,900
Flextronics International Ltd. (a)	1,218,278	14,570,605
Sanmina-SCI Corp. (a)	599,600	1,061,292
Tech Data Corp. (a)	42,875	1,612,529
Tyco Electronics Ltd.	95,000	3,552,050

		48,217,563

IT Services - 0.3%
Electronic Data Systems Corp.	441,500	8,944,790

Software - 0.5%
Microsoft Corp.	420,300	14,122,080

		116,916,354

Utilities - 1.4%
Electric Utilities - 0.6%
Entergy Corp.	143,700	17,177,898

Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	162,700	16,304,167

Multi-Utilities - 0.2%
Wisconsin Energy Corp.	85,125	4,072,380

		37,554,445

Total Common Stocks (cost $2,498,824,406)		2,649,150,332

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $109,515,584)	109,515,584	109,515,584

Total Investments - 101.4% (cost $2,608,339,990)		2,758,665,916
Other assets less liabilities - (1.4)%		(37,115,512)

Net Assets - 100.0%		$2,721,550,404

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 32.9%
Communications Equipment - 8.1%
Cisco Systems, Inc. (a)	4,284,100	$120,040,482
Nokia OYJ (ADR)	1,256,100	49,402,413
Research In Motion Ltd. (a)	500,950	57,018,129

		226,461,024

Computers & Peripherals - 10.2%
Apple, Inc. (a)	950,600	173,218,332
EMC Corp. (a)	1,218,000	23,470,860
Hewlett-Packard Co.	1,780,900	91,110,844

		287,800,036

Internet Software & Services - 6.8%
Google, Inc.-Class A (a)	273,850	189,778,050

Semiconductors & Semiconductor Equipment - 4.9%
Broadcom Corp.-Class A (a)	1,772,200	47,388,628
Intel Corp.	1,356,300	35,372,304
Nvidia Corp. (a)	1,784,900	56,295,746

		139,056,678

Software - 2.9%
Adobe Systems, Inc. (a)	1,096,600	46,210,724
Microsoft Corp.	1,012,200	34,009,920

		80,220,644

		923,316,432

Health Care - 18.6%
Biotechnology - 6.8%
Celgene Corp. (a)	842,500	51,855,875
Genentech, Inc. (a)	631,700	48,167,125
Gilead Sciences, Inc. (a)	1,966,800	91,534,872

		191,557,872

Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	425,750	59,238,855
Hologic, Inc. (a)	410,300	27,239,817

		86,478,672

Health Care Providers & Services - 4.1%
Medco Health Solutions, Inc. (a)	474,400	47,435,256
WellPoint, Inc. (a)	796,300	67,056,423

		114,491,679

Pharmaceuticals - 4.6%
Abbott Laboratories	1,501,000	86,322,510
Merck & Co., Inc.	169,600	10,067,456
Teva Pharmaceutical Industries Ltd. (ADR)	753,500	33,628,705

		130,018,671

		522,546,894

Industrials - 12.9%
Aerospace & Defense - 4.9%
Boeing Co.	204,150	18,892,041
Honeywell International, Inc.	1,240,500	70,237,110
Spirit Aerosystems Holdings, Inc.-Class A (a)	1,102,300	38,525,385
United Technologies Corp.	135,950	10,164,981

		137,819,517

Construction & Engineering - 1.8%
Fluor Corp.	342,850	50,457,235

Electrical Equipment - 2.3%
ABB Ltd. (Sponsored)	1,202,500	35,329,450
Emerson Electric Co.	522,900	29,815,758

		65,145,208

Industrial Conglomerates - 1.2%
Textron, Inc.	497,300	34,338,565

Machinery - 2.7%
Deere & Co.	437,550	75,171,090

		362,931,615

Financials - 10.0%
Capital Markets - 5.6%
The Blackstone Group LP (a)	1,474,800	32,445,600
Franklin Resources, Inc.	739,300	91,066,974
The Goldman Sachs Group, Inc.	150,040	34,005,066

		157,517,640

Consumer Finance - 0.4%
American Express Co.	210,500	12,415,290

Diversified Financial Services - 4.0%
CME Group, Inc.-Class A	120,920	79,637,912
Moody’s Corp.	244,800	9,219,168
NYSE Euronext	266,200	23,052,920

		111,910,000

		281,842,930

Energy - 8.2%
Energy Equipment & Services - 6.8%
Baker Hughes, Inc.	1,000,250	80,290,068
Cameron International Corp. (a)	192,500	17,946,775
Schlumberger Ltd.	996,450	93,118,252

		191,355,095

Oil, Gas & Consumable Fuels - 1.4%
EOG Resources, Inc.	449,600	37,217,888

		228,572,983

Consumer Staples - 6.2%
Beverages - 1.7%
PepsiCo, Inc.	608,400	46,956,312

Food Products - 1.5%
WM Wrigley Jr Co.	647,500	41,440,000

Household Products - 3.0%
Colgate-Palmolive Co.	469,700	37,613,576
Procter & Gamble Co.	646,000	47,804,000

		85,417,576

		173,813,888

Materials - 5.5%
Chemicals - 5.5%
Air Products & Chemicals, Inc.	612,600	60,671,904
Monsanto Co.	928,200	92,235,234

		152,907,138

Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp. (a)	99,100	11,237,940
McDonald’s Corp.	147,650	8,633,096
Starwood Hotels & Resorts Worldwide, Inc.	118,550	6,363,764
Yum! Brands, Inc.	440,700	16,372,005

		42,606,805

Media - 0.7%
Comcast Corp.-Special-Class A (a)	920,650	18,606,336

Multiline Retail - 2.0%
Kohl’s Corp. (a)	551,300	27,168,064
Target Corp.	493,050	29,612,583

		56,780,647

		117,993,788

Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	485,000	29,905,100

Total Common Stocks (cost $2,355,485,054)		2,793,830,768

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $16,018,368)	16,018,368	16,018,368

Total Investments - 100.1% (cost $2,371,503,422)		2,809,849,136
Other assets less liabilities - (0.1)%		(4,082,572)

Net Assets - 100.0%		$2,805,766,564

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Equity: Other - 45.2%
Diversified/Specialty - 41.1%
Alexandria Real Estate Equities, Inc.	125,500	$12,327,865
British Land Co. PLC	720,726	13,609,120
Canadian Real Estate Investment Trust	558,813	16,575,220
Cominar Real Estate Investment Trust	428,686	9,367,258
DB RREEF Trust	17,860,394	31,829,250
Digital Realty Trust, Inc.	544,900	20,793,384
Entertainment Properties Trust	174,300	9,288,447
Fonciere Des Regions	37,400	5,175,902
Forest City Enterprises, Inc.-Class A	108,473	5,438,836
General Property Group	2,538,383	9,766,810
Hang Lung Properties Ltd.	8,908,000	41,114,972
Keppel Land Ltd.	2,561,000	13,319,048
Kerry Properties Ltd.	4,475,191	40,805,294
Land Securities Group PLC	412,632	12,772,261
Lend Lease Corp. Ltd.	1,706,400	29,107,028
Mitsubishi Estate Co., Ltd.	940,000	25,419,965
Mitsui Fudosan Co., Ltd.	855,000	22,074,210
New World Development Co., Ltd.	7,453,168	28,553,739
Rayonier, Inc.	333,422	15,464,113
Sino Land Co.	4,692,601	16,792,229
Stockland	694,084	5,547,095
Stockland-New (a)	12,688	97,823
Sumitomo Realty & Development	560,000	17,053,797
Sun Hung Kai Properties Ltd.	2,709,600	56,395,220
Tokyu Land Corp.	1,089,000	10,341,758
Unibail	153,018	34,533,007
Vornado Realty Trust	257,200	23,148,000

		526,711,651

Health Care - 4.1%
HCP, Inc.	256,900	8,593,305
Health Care REIT, Inc.	130,400	5,843,224
Nationwide Health Properties, Inc.	438,900	13,728,792
Omega Healthcare Investors, Inc.	392,400	6,345,108
Ventas, Inc.	423,700	18,473,320

		52,983,749

		579,695,400

Retail - 20.2%
Regional Mall - 9.7%
General Growth Properties, Inc.	563,000	26,145,720
Macerich Co.	128,200	9,954,730
Simon Property Group, Inc.	416,800	41,033,960
Taubman Centers, Inc.	232,200	12,429,666
Westfield Group	1,896,464	34,373,017

		123,937,093

Shopping Center/Other Retail - 10.5%
CapitaMall Trust	9,137,800	20,483,514
Citycon Oyj	2,068,571	12,215,242
Hammerson PLC	581,500	12,391,034
Kimco Realty Corp.	316,600	12,502,534
Klepierre	548,700	28,257,067
Liberty International PLC	647,000	15,105,913
New World Department Store China Ltd. (a)	53,722	61,202
Primaris Retail Real Estate Investment Trust	461,600	8,143,031
RioCan Real Estate Investment Trust (b)	132,100	2,988,251
RioCan Real Estate Investment Trust	432,844	9,791,416
Tanger Factory Outlet Centers	305,300	12,856,183

		134,795,387

		258,732,480

Office - 16.0%
Office - 16.0%
Allied Properties Real Estate Investment Trust	543,032	11,431,395
Beni Stabili SpA	5,350,000	6,732,649
Boston Properties, Inc.	135,200	13,306,384
Brookfield Properties Corp.	273,924	5,889,366
Derwent Valley Holdings PLC	494,710	15,293,492
Dundee Real Estate Investment Trust	230,500	8,397,535
Great Portland Estates PLC	1,185,600	12,196,791
Highwoods Properties, Inc.	207,500	6,583,975
ING Office Fund	8,019,300	11,982,915
IVG Immobilien AG	272,237	10,827,145
Japan Real Estate Investment Corp.-Class A	870	11,077,009
Nippon Building Fund, Inc.-Class A	721	10,429,823
Nomura Real Estate Office Fund, Inc.-Class A	1,235	12,829,521
Norwegian Property ASA	1,137,800	12,560,137
NTT Urban Development Corp.	21,200	42,762,398
SL Green Realty Corp.	36,000	3,740,400
Sponda OYJ	854,562	10,025,714

		206,066,649

Residential - 7.6%
Multi-Family - 6.8%
Apartment Investment & Management Co.-Class A	249,800	9,934,546
AvalonBay Communities, Inc.	58,950	5,861,988
Boardwalk Real Estate Investment Trust	368,228	16,688,927
Camden Property Trust	108,100	5,687,141
Equity Residential	133,700	4,974,977
Essex Property Trust, Inc.	28,400	2,946,216
Home Properties, Inc.	53,300	2,408,627
Mid-America Apartment Communities, Inc.	164,500	7,943,705
Mirvac Group	4,856,089	24,810,124
UDR, Inc.	293,150	6,458,095

		87,714,346

Self Storage - 0.8%
Public Storage	131,300	10,154,742

		97,869,088

Lodging - 4.6%
Lodging - 4.6%
Ashford Hospitality Trust, Inc.	432,800	3,349,872
DiamondRock Hospitality Co.	295,200	5,112,864
FelCor Lodging Trust, Inc.	237,000	4,149,870
Fonciere des Murs	198,200	6,599,418
Host Hotels & Resorts, Inc.	714,957	13,720,025
LaSalle Hotel Properties	83,177	3,094,184
Marriott International, Inc.-Class A	258,900	9,708,750
Starwood Hotels & Resorts Worldwide, Inc.	39,900	2,141,832
Strategic Hotels & Resorts, Inc.	324,800	5,947,088
Sunstone Hotel Investors, Inc.	240,600	5,581,920

		59,405,823

Industrial - 4.6%
Industrial Warehouse Distribution - 4.6%
AMB Property Corp.	142,800	8,733,648
Ascendas Real Estate Investment Trust	5,992,000	9,693,078
First Industrial Realty Trust, Inc.	148,200	5,412,264
Prologis	450,700	29,484,794
Segro PLC	587,923	5,325,576

		58,649,360

Total Common Stocks (cost $1,123,789,621)		1,260,418,800

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $20,057,172)	20,057,172	20,057,172

Total Investments - 99.8% (cost $1,143,846,793)		1,280,475,972
Other assets less liabilities - 0.2%		2,394,262

Net Assets - 100.0%		$1,282,870,234

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $2,988,251 or 0.2% of net assets.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

33.6%	United States
14.3%	Hong Kong
11.9%	Japan
11.5%	Australia
7.0%	Canada
6.8%	United Kingdom
5.8%	France
3.4%	Singapore
1.7%	Finland
1.0%	Norway
0.9%	Germany
0.5%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 0.5% or less in the following countries: Italy, China.

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 36.1%
Capital Markets - 3.7%
Credit Suisse Group	394,500	$23,837,065
Deutsche Bank AG	218,200	28,579,156

		52,416,221

Commercial Banks - 19.5%
Bank Hapoalim BM	1,664,800	8,410,163
Bank Leumi Le-Israel	736,900	3,445,552
Barclays PLC	2,319,600	26,810,962
BNP Paribas SA	296,200	33,387,040
Credit Agricole SA	731,161	25,706,902
HBOS PLC	2,201,610	36,095,772
Kookmin Bank	164,700	11,912,046
Mitsubishi UFJ Financial Group, Inc.	3,209,000	31,690,085
Royal Bank of Scotland Group PLC	3,860,671	36,452,916
Societe Generale	168,381	25,936,511
Sumitomo Mitsui Financial Group, Inc.	4,087	35,177,007

		275,024,956

Consumer Finance - 2.1%
ORIX Corp.	140,810	29,098,166

Diversified Financial Services - 4.2%
Fortis (a)	344,798	5,053
Fortis (Euronext Amsterdam)	9,833	262,163
Fortis (Euronext Brussels)	852,167	22,756,959
ING Groep NV	922,011	35,765,629

		58,789,804

Insurance - 6.3%
Allianz SE	166,300	34,273,418
Aviva PLC	1,294,995	18,143,596
Fondiaria-Sai SpA (ordinary shares)	207,700	9,083,545
Fondiaria-Sai SpA (saving shares)	19,000	570,166
Muenchener Rueckversicherungs AG	150,300	27,433,664

		89,504,389

Real Estate Management & Development - 0.3%
Leopalace21 Corp.	123,100	3,627,738

		508,461,274

Materials - 14.6%
Chemicals - 4.4%
BASF AG	265,700	36,862,033
Mitsubishi Chemical Holdings Corp.	2,029,000	16,240,887
Mitsui Chemicals, Inc.	1,280,000	9,387,109

		62,490,029

Construction Materials - 0.6%
Buzzi Unicem SpA	194,400	5,387,691
Italcementi SpA	119,400	2,476,368

		7,864,059

Metals & Mining - 7.9%
Antofagasta PLC	308,300	4,834,008
ArcelorMittal	165,500	12,205,186
ArcelorMittal	211,632	15,546,183
JFE Holdings, Inc.	498,400	27,483,469
Kazakhmys PLC	405,200	11,169,595
Posco	23,500	14,942,851
Xstrata PLC	368,300	25,863,740

		112,045,032

Paper & Forest Products - 1.7%
Stora Enso Oyj-Class R	727,900	12,031,529
Svenska Cellulosa AB-Class B	643,200	11,474,010

		23,505,539

		205,904,659

Energy - 10.5%
Oil, Gas & Consumable Fuels - 10.5%
China Petroleum & Chemical Corp.-Class H	10,768,500	16,346,019
ENI SpA	800,400	28,649,150
LUKOIL (ADR)	162,250	13,888,600
Petroleo Brasileiro SA (Sponsored) (ADR)	165,300	13,417,401
Repsol YPF SA	343,200	12,667,525
Royal Dutch Shell PLC-Class A	850,400	34,407,251
StatoilHydro ASA	413,050	13,381,989
Total SA	190,800	15,429,787

		148,187,722

Consumer Discretionary - 10.3%
Auto Components - 2.4%
Compagnie Generale des Etablissements Michelin-Class B	167,400	19,808,521
Hyundai Mobis	148,510	13,950,902

		33,759,423

Automobiles - 5.2%
Nissan Motor Co. Ltd.	3,248,700	37,248,970
Renault SA	244,800	35,508,610

		72,757,580

Household Durables - 1.7%
Sharp Corp.	1,053,000	17,345,606

Taylor Wimpey PLC	1,752,944	7,413,936

		24,759,542

Media - 1.0%
Lagardere SCA	174,400	13,982,695

		145,259,240
Information Technology - 6.7%
Computers & Peripherals - 3.2%
Compal Electronics, Inc. (GDR) (b)	2,179,452	12,313,904
Fujitsu Ltd.	1,541,000	10,899,532
Toshiba Corp.	2,598,000	21,286,868

		44,500,304

Electronic Equipment & Instruments - 1.2%
AU Optronics Corp.	8,279,006	16,245,708

Semiconductors & Semiconductor Equipment - 2.3%
Hynix Semiconductor, Inc. (a)	433,500	12,143,645
Samsung Electronics Co. Ltd.	12,150	7,458,600
United Microelectronics Corp.	22,507,479	13,464,582

		33,066,827

		93,812,839

Utilities - 4.9%
Electric Utilities - 3.7%
E.ON AG	139,000	28,333,945
The Tokyo Electric Power Co.	871,100	23,936,426

		52,270,371

Multi-Utilities - 1.2%
RWE AG	125,140	17,093,828

		69,364,199

Industrials - 4.3%
Aerospace & Defense - 1.0%
BAE Systems PLC	1,488,100	14,067,764

Airlines - 1.8%
Air France-KLM	298,000	10,644,673
Deutsche Lufthansa AG	547,700	14,805,372

		25,450,045

Marine - 1.5%
Mitsui OSK Lines Ltd.	968,000	14,590,210
Nippon Yusen KK	820,000	7,154,389

		21,744,599

		61,262,408

Telecommunication Services - 4.3%
Diversified Telecommunication Services - 1.9%
China Netcom Group Corp. Ltd.	5,620,000	18,046,002
Nippon Telegraph & Telephone Corp.	2,031	9,215,729

		27,261,731

Wireless Telecommunication Services - 2.4%
Vodafone Group PLC	9,082,937	33,989,349

		61,251,080

Health Care - 3.5%
Pharmaceuticals - 3.5%
AstraZeneca PLC	258,000	12,235,243
GlaxoSmithKline PLC	505,200	13,348,127
Sanofi-Aventis SA	249,319	23,776,905

		49,360,275

Consumer Staples - 2.1%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV (a)	1,241,840	17,656,102

Food Products - 0.8%
Associated British Foods PLC	634,800	11,570,421

		29,226,523

Total Common Stocks (cost $1,142,726,382)		1,372,090,219

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Samsung Electronics Co. Ltd. (cost $5,490,011)	11,500	5,048,060

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $26,125,357)	26,125,357	26,125,357

Total Investments - 99.5% (cost $1,174,341,750)		1,403,263,636
Other assets less liabilities - 0.5%		7,167,000

Net Assets - 100.0%		$1,410,430,636

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	204	December 2007	$13,217,325	$13,152,337	$(64,988)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the market value of this security amounted to $12,313,904 or 0.9% of net assets.

(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $975,905 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Breakdown *

November 30, 2007 (unaudited)

Summary

21.0%	Japan
18.0%	United Kingdom
15.7%	France
13.3%	Germany
7.1%	Netherlands
4.7%	South Korea
3.3%	Italy
3.0%	Taiwan
1.7%	Switzerland
1.6%	Belgium
1.3%	Hong Kong
1.2%	China
1.0%	Russia
5.2%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.0% or less in the following countries: Brazil, Finland, Israel, Norway, Spain, Sweden.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 16.3%
Capital Markets - 9.3%
3i Group PLC	844,556	$18,872,299
Credit Suisse Group	247,353	14,945,930
Julius Baer Holding AG	461,035	39,014,804
Macquarie Group Ltd.	389,605	27,629,608
Man Group PLC	3,139,618	35,919,612

		136,382,253

Commercial Banks - 1.2%
Banco Santander Central Hispano SA	197,016	4,220,817
China Construction Bank Corp.-Class H	13,116,000	12,700,916

		16,921,733

Diversified Financial Services - 3.1%
Deutsche Boerse AG	244,188	45,818,736

Insurance - 2.7%
Assicurazioni Generali SpA	227,310	10,443,676
QBE Insurance Group Ltd.	1,035,563	29,797,355

		40,241,031

		239,363,753

Industrials - 15.7%
Aerospace & Defense - 1.5%
BAE Systems PLC	2,307,777	21,816,586

Commercial Services & Supplies - 0.5%
Capita Group PLC	456,965	6,965,154

Construction & Engineering - 0.5%
Vinci SA	96,185	7,639,263

Electrical Equipment - 3.7%
ABB Ltd.	1,575,781	46,371,849
Renewable Energy Corp. (a)	157,250	7,681,287

		54,053,136

Industrial Conglomerates - 2.3%
Siemens AG	227,158	34,486,048

Machinery - 2.6%
Komatsu Ltd.	422,800	12,943,265
NGK Insulators Ltd.	832,000	25,795,080

		38,738,345

Trading Companies & Distributors - 4.6%
Mitsubishi Corp.	593,900	17,245,181
Mitsui & Co. Ltd.	2,178,000	50,275,436

		67,520,617

		231,219,149

Materials - 14.3%
Chemicals - 2.6%
Bayer AG	458,670	37,860,103

Metals & Mining - 11.7%
Anglo American PLC	309,194	20,833,723
BHP Billiton PLC	807,748	26,683,053
Cia Vale do Rio Doce (ADR)	914,500	31,623,410
Rio Tinto PLC	482,507	56,039,267
Xstrata PLC	529,575	37,189,221

		172,368,674

		210,228,777

Energy - 10.4%
Energy Equipment & Services - 1.9%
Technip SA	166,405	13,567,203
WorleyParsons Ltd.	322,000	14,365,429

		27,932,632

Oil, Gas & Consumable Fuels - 8.5%
China Shenhua Energy Co. Ltd.-Class H	3,527,000	20,979,497
Gazprom OAO (Sponsered) (ADR) (b)	312,962	16,493,097
Petroleo Brasileiro SA (ADR)	229,900	22,139,370
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	793,988	32,121,142
Total SA	406,721	32,891,081

		124,624,187

		152,556,819

Consumer Staples - 9.1%
Food & Staples Retailing - 0.9%
Tesco PLC	1,364,350	13,441,032

Food Products - 4.5%
Nestle SA	106,557	51,233,129
Unilever PLC	390,136	14,272,385

		65,505,514

Household Products - 1.4%
Reckitt Benckiser PLC	350,916	20,828,502

Personal Products - 1.3%
L’Oreal SA	137,791	19,153,426

Tobacco - 1.0%
British American Tobacco PLC	385,613	14,976,666

		133,905,140

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 3.8%
Telefonica SA	1,312,234	43,960,033
TeliaSonera AB	1,320,344	12,617,241

		56,577,274

Wireless Telecommunication Services - 3.9%
America Movil SAB de CV Series L (ADR)	122,500	7,553,350
Vodafone Group PLC	13,211,649	49,439,443

		56,992,793

		113,570,067

Consumer Discretionary - 7.2%
Auto Components - 1.0%
Denso Corp.	333,400	13,702,897

Automobiles - 3.3%
Fiat SpA	995,787	27,354,616
Porsche AG	9,751	21,471,837

		48,826,453

Specialty Retail - 2.9%
Esprit Holdings Ltd.	1,385,400	20,800,250
Inditex SA	320,858	22,306,375

		43,106,625

		105,635,975

Information Technology - 7.0%
Communications Equipment - 3.8%
Nokia OYJ	1,417,641	55,885,557

Electronic Equipment & Instruments - 0.8%
HON HAI Precision Industry Co. Ltd.	1,788,800	11,517,347

Office Electronics - 1.1%
Konica Minolta Holdings, Inc.	876,500	16,731,701

Software - 1.3%
Nintendo Co. Ltd.	30,200	18,544,067

		102,678,672

Health Care - 6.0%
Biotechnology - 0.8%
CSL Ltd./Australia	374,466	11,563,598

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	101,200	14,080,968
Essilor International SA	320,024	20,064,033

		34,145,001

Pharmaceuticals - 2.9%
Roche Holding AG	142,571	27,226,763
Teva Pharmaceutical Industries Ltd. (ADR)	333,400	14,879,642

		42,106,405

		87,815,004

Utilities - 3.8%
Independent Power Producers & Energy Traders - 1.0%
International Power PLC	1,651,376	15,848,636

Multi-Utilities - 2.8%
Suez SA	286,532	19,065,818
Veolia Environnement	237,644	21,981,233

		41,047,051

		56,895,687

Total Common Stocks (cost $1,141,199,360)		1,433,869,043

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $34,078,893)	34,078,893	34,078,893

Total Investments - 99.8%
(cost $1,175,278,253)		1,467,947,936
Other assets less liabilities - 0.2%		3,240,550

Net Assets - 100.0%		$1,471,188,486

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $16,493,097 or 1.1% of net assets.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

Country Breakdown *
24.1%	United Kingdom
13.1%	Switzerland
10.6%	Japan
9.5%	Germany
9.1%	France
5.7%	Australia
4.8%	Spain
3.8%	Finland
3.7%	Brazil
2.6%	Italy
2.3%	China
2.2%	Netherlands
1.4%	Hong Kong
4.8%	Other
2.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.4% or less in the following countries: Israel, Mexico, Norway, Russia, Sweden, Taiwan.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.3%
Industrials - 23.3%
Aerospace & Defense - 1.3%
Goodrich Corp.	125,941	$8,978,334

Airlines - 2.2%
Alaska Air Group, Inc. (a)	193,500	4,901,355
Continental Airlines, Inc.-Class B (a)	155,500	4,377,325
Skywest, Inc.	202,500	5,327,775

		14,606,455

Commercial Services & Supplies - 2.7%
IKON Office Solutions, Inc.	592,100	7,478,223
Kelly Services, Inc.-Class A	163,500	3,114,675
Quebecor World, Inc. (a)	215,600	485,100
United Stationers, Inc. (a)	143,400	7,264,644

		18,342,642

Electrical Equipment - 3.7%
Acuity Brands, Inc.	103,600	4,091,164
Cooper Industries Ltd.-Class A	127,200	6,387,984
EnerSys (a)	224,300	5,219,461
Regal-Beloit Corp.	197,500	9,298,300

		24,996,909

Machinery - 7.8%
AGCO Corp. (a)	115,100	7,934,994
Briggs & Stratton Corp.	284,300	6,482,040
Kennametal, Inc.	133,500	10,419,675
Mueller Industries, Inc.	240,300	7,264,269
SPX Corp.	133,850	13,620,576
Terex Corp. (a)	106,100	6,838,145

		52,559,699

Road & Rail - 4.4%
Arkansas Best Corp.	198,800	4,532,640
Avis Budget Group, Inc. (a)	454,300	6,828,129
Con-way, Inc.	147,800	6,248,984
Ryder System, Inc.	134,300	5,823,248
Werner Enterprises, Inc.	343,500	6,028,425

		29,461,426

Trading Companies & Distributors - 1.2%
GATX Corp.	225,100	8,335,453

		157,280,918

Financials - 18.6%
Commercial Banks - 5.5%
Central Pacific Financial Corp.	243,400	4,919,114
The South Financial Group, Inc.	298,400	5,347,328
Susquehanna Bancshares, Inc.	285,000	5,668,650
Trustmark Corp.	250,261	6,371,645
UnionBanCal Corp.	64,800	3,498,552
Webster Financial Corp.	202,100	6,808,749
Whitney Holding Corp.	162,000	4,438,800

		37,052,838

Insurance - 7.8%
Arch Capital Group Ltd. (a)	165,900	11,576,502
Aspen Insurance Holdings, Ltd.	320,600	9,233,280
Fidelity National Financial, Inc.-Class A	305,000	4,764,100
Old Republic International Corp.	376,000	5,643,760
PartnerRe Ltd.	14,800	1,222,036
Platinum Underwriters Holdings, Ltd.	289,800	10,525,536
RenaissanceRe Holdings, Ltd.	35,000	2,068,850
StanCorp Financial Group, Inc.	141,700	7,381,153

		52,415,217

Real Estate Investment Trusts (REITs) - 3.7%
Ashford Hospitality Trust, Inc.	270,000	2,089,800
Digital Realty Trust, Inc.	142,200	5,426,352
FelCor Lodging Trust, Inc.	289,500	5,069,145
Mid-America Apartment Communities, Inc.	74,000	3,573,460
Strategic Hotels & Resorts, Inc.	101,000	1,849,310
Tanger Factory Outlet Centers	86,300	3,634,093
Taubman Centers, Inc.	66,300	3,549,039

		25,191,199

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	224,900	5,631,496
Provident Financial Services, Inc.	322,000	4,784,920

		10,416,416

		125,075,670

Materials - 15.6%
Chemicals - 8.0%
Ashland, Inc.	129,200	6,361,808
Celanese Corp. Series A	276,000	10,951,680
Cytec Industries, Inc.	144,500	8,863,630
Lubrizol Corp.	174,100	11,166,774
Methanex Corp.	160,500	4,776,480
Rockwood Holdings, Inc. (a)	324,300	10,922,424
Zep, Inc. (a)	51,800	680,134

		53,722,930

Containers & Packaging - 3.3%
Aptargroup, Inc.	150,800	6,365,268
Owens-Illinois, Inc. (a)	145,200	6,518,028

Silgan Holdings, Inc.	112,000	6,006,560
Sonoco Products Co.	113,300	3,442,054

		22,331,910

Metals & Mining - 4.3%
Cleveland-Cliffs, Inc.	16,690	1,505,438
Commercial Metals Co.	256,700	7,934,597
Metal Management, Inc.	116,900	5,379,738
Quanex Corp.	94,700	4,738,788
Steel Dynamics, Inc.	191,200	9,619,272

		29,177,833

		105,232,673

Consumer Staples - 8.7%
Beverages - 1.6%
Molson Coors Brewing Co.-Class B	198,200	10,671,088

Food & Staples Retailing - 4.4%
Performance Food Group Co. (a)	329,900	9,134,931
Ruddick Corp.	314,910	11,270,629
Supervalu, Inc.	221,000	9,253,270

		29,658,830

Food Products - 0.8%
Corn Products International, Inc.	49,700	1,954,701
Smithfield Foods, Inc. (a)	119,600	3,593,980

		5,548,681

Tobacco - 1.9%
Universal Corp.	236,700	12,706,056

		58,584,655

Consumer Discretionary - 7.0%
Auto Components - 2.6%
ArvinMeritor, Inc.	618,700	6,255,057
Autoliv, Inc.	61,500	3,591,600
TRW Automotive Holdings Corp. (a)	323,600	7,264,820

		17,111,477

Hotels Restaurants & Leisure - 1.0%
Jack in the Box, Inc. (a)	123,600	3,701,820
Papa John’s International, Inc. (a)	117,600	2,769,480
Vail Resorts, Inc. (a)	6,200	344,162

		6,815,462

Household Durables - 0.7%
Furniture Brands International, Inc.	304,500	3,084,585
KB Home	69,400	1,449,766

		4,534,351

Leisure Equipment & Products - 0.5%
Brunswick Corp.	172,500	3,517,275

Multiline Retail - 0.3%
Dillard’s, Inc.-Class A	101,400	2,067,546

Specialty Retail - 0.7%
AutoNation, Inc. (a)	196,738	3,246,177
Office Depot, Inc. (a)	84,400	1,446,616

		4,692,793

Textiles Apparel & Luxury Goods - 1.2%
Jones Apparel Group, Inc.	240,100	4,475,464
VF Corp.	50,100	3,746,979

		8,222,443

		46,961,347

Utilities - 6.3%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	58,800	3,572,100
Northeast Utilities	267,000	8,431,860
Reliant Energy, Inc. (a)	354,300	9,225,972

		21,229,932

Gas Utilities - 0.5%
Atmos Energy Corp.	134,891	3,532,795

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	55,300	5,541,613

Multi-Utilities - 1.8%
Puget Energy, Inc.	196,000	5,501,720
Wisconsin Energy Corp.	135,500	6,482,320

		11,984,040

		42,288,380

Information Technology - 6.3%
Communications Equipment - 0.9%
CommScope, Inc. (a)	157,000	6,358,500

Electronic Equipment & Instruments - 3.4%
Arrow Electronics, Inc. (a)	197,800	7,320,578
AVX Corp.	76,200	1,091,946
Checkpoint Systems, Inc. (a)	183,100	4,350,456
Flextronics International Ltd. (a)	46,097	551,325
Sanmina-SCI Corp. (a)	504,600	893,142
Tech Data Corp. (a)	47,600	1,790,236
Vishay Intertechnology, Inc. (a)	522,800	6,529,772

		22,527,455

Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc. (a)	282,100	2,324,504
Spansion, Inc.-Class A (a)	310,000	1,655,400
Teradyne, Inc. (a)	183,000	1,992,870
Zoran Corp. (a)	336,000	7,331,520

		13,304,294

		42,190,249

Health Care - 5.5%
Health Care Providers & Services - 4.2%
Apria Healthcare Group, Inc. (a)	155,400	3,367,518
Kindred Healthcare, Inc. (a)	213,800	5,253,066
LifePoint Hospitals, Inc. (a)	161,078	5,096,508

Molina Healthcare, Inc. (a)	217,925	8,170,008
Omnicare, Inc.	111,200	2,833,376
PharMerica Corp. (a)	64,054	943,516
Universal Health Services, Inc.-Class B	49,200	2,506,740

		28,170,732

Life Sciences Tools & Services - 1.2%
PerkinElmer, Inc.	300,000	8,184,000

Pharmaceuticals - 0.1%
King Pharmaceuticals, Inc. (a)	71,050	752,419

		37,107,151

Energy - 3.0%
Energy Equipment & Services - 2.2%
Exterran Holdings, Inc. (a)	105,941	8,479,518
Oil States International, Inc. (a)	134,300	4,258,653
Rowan Cos., Inc.	63,600	2,251,440

		14,989,611

Oil, Gas & Consumable Fuels - 0.8%
Hess Corp.	77,700	5,533,794

		20,523,405

Total Common Stocks (cost $613,017,469)		635,244,448

SHORT-TERM INVESTMENTS - 5.1%
Investment Companies - 5.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $33,909,646)	33,909,646	33,909,646

Total Investments - 99.4% (cost $646,927,115)		669,154,094
Other assets less liabilities - 0.6%		4,351,228

Net Assets - 100.0%		$673,505,322

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 25.0%
Communications Equipment - 3.4%
Foundry Networks, Inc. (a)	791,400	$13,952,382
Netgear, Inc. (a)	298,200	10,105,998

		24,058,380

Electronic Equipment & Instruments - 2.0%
Amphenol Corp.-Class A	329,180	14,269,953

Internet Software & Services - 5.1%
DealerTrack Holdings, Inc. (a)	342,600	14,574,204
Omniture, Inc. (a)	218,600	6,210,426
VistaPrint Ltd. (a)	346,100	15,366,840

		36,151,470

IT Services - 3.1%
Global Payments, Inc.	241,600	10,441,952
Iron Mountain, Inc. (a)	304,300	11,100,864

		21,542,816

Semiconductors & Semiconductor Equipment - 6.4%
Formfactor, Inc. (a)	193,100	7,326,214
Hittite Microwave Corp. (a)	304,300	13,142,717
Integrated Device Technology, Inc. (a)	304,300	3,691,159
Intersil Corp.-Class A	85,200	2,124,888
Lam Research Corp. (a)	14,800	678,580
Microsemi Corp. (a)	413,800	9,467,744
ON Semiconductor Corp. (a)	979,800	9,004,362

		45,435,664

Software - 5.0%
Activision, Inc. (a)	415,854	9,211,166
Factset Research Systems, Inc.	48,700	3,052,516
McAfee, Inc. (a)	273,800	10,664,510
Quest Software, Inc. (a)	202,700	3,277,659
Synchronoss Technologies, Inc. (a)	284,800	9,375,616

		35,581,467

		177,039,750

Industrials - 21.1%
Aerospace & Defense - 1.7%
Hexcel Corp. (a)	462,500	11,779,875

Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	115,600	5,959,180

Commercial Services & Supplies - 2.5%
Resources Connection, Inc.	146,200	3,014,644
Stericycle, Inc. (a)	251,900	14,824,315

		17,838,959

Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV	200,800	10,672,520
Granite Construction, Inc.	219,700	9,012,094

		19,684,614

Electrical Equipment - 4.0%
Ametek, Inc.	313,400	13,789,600
Baldor Electric Co.	325,600	10,989,000
EnerSys (a)	148,200	3,448,614

		28,227,214

Machinery - 7.9%
Astec Industries, Inc. (a)	166,600	6,257,496
Bucyrus International, Inc.-Class A	17,500	1,534,925
IDEX Corp.	331,675	11,840,798
Joy Global, Inc.	234,950	13,627,100
Kaydon Corp.	155,200	7,854,672
Lincoln Electric Holdings, Inc.	191,700	13,374,909
Valmont Industries, Inc.	18,700	1,467,763

		55,957,663

Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co.-Class A	231,200	9,992,464

		149,439,969

Health Care - 17.4%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	146,100	10,624,392
OSI Pharmaceuticals, Inc. (a)	86,300	4,024,169
Pharmion Corp. (a)	76,700	4,896,528
Vertex Pharmaceuticals, Inc. (a)	85,200	2,163,228

		21,708,317

Health Care Equipment & Supplies - 6.6%
ArthroCare Corp. (a)	186,400	10,089,832
Hologic, Inc. (a)	235,500	15,634,845
NuVasive, Inc. (a)	250,000	10,642,500
TomoTherapy, Inc. (a)	565,500	10,518,300

		46,885,477

Health Care Providers & Services - 2.3%
HealthExtras, Inc. (a)	319,500	8,489,115
Psychiatric Solutions, Inc. (a)	216,000	7,890,480

		16,379,595

Life Sciences Tools & Services - 4.2%
AMAG Pharmaceuticals, Inc. (a)	156,400	9,013,332
Icon PLC SP (ADR) (a)	265,300	15,734,943
Ventana Medical Systems, Inc. (a)	57,100	5,071,622

		29,819,897

Pharmaceuticals - 1.2%
MGI Pharma, Inc. (a)	179,500	6,212,495
XenoPort, Inc. (a)	48,700	2,561,133

		8,773,628

		123,566,914

Consumer Discretionary - 14.7%
Diversified Consumer Services - 1.7%
Strayer Education, Inc.	65,500	11,846,330

Hotels, Restaurants & Leisure - 5.8%
Chipotle Mexican Grill, Inc.-Class A (a)	52,200	6,950,430
Ctrip.com International Ltd. (ADR)	109,500	6,582,045
Gaylord Entertainment Co. (a)	147,800	6,216,468
Life Time Fitness, Inc. (a)	225,200	12,232,864
Orient-Express Hotels, Ltd.-Class A	145,400	9,001,714

		40,983,521

Internet & Catalog Retail - 0.3%
NetFlix, Inc. (a)	109,700	2,534,070

Media - 1.5%
National CineMedia, Inc.	394,900	10,930,832

Specialty Retail - 3.4%
Dick’s Sporting Goods, Inc. (a)	359,000	11,222,340
GameStop Corp.-Class A (a)	226,400	13,006,680

		24,229,020

Textiles Apparel & Luxury Goods - 2.0%
Lululemon Athletica, Inc. (a)	158,200	5,801,194
Under Armour, Inc.-Class A (a)	165,500	8,222,040

		14,023,234

		104,547,007

Energy - 10.2%
Energy Equipment & Services - 6.2%
Cameron International Corp. (a)	121,700	11,346,091
Complete Production Services, Inc. (a)	377,300	6,685,756
FMC Technologies, Inc. (a)	97,400	5,413,492
Grant Prideco, Inc. (a)	197,800	9,514,180
Oceaneering International, Inc. (a)	66,900	4,268,889
Superior Energy Services, Inc. (a)	203,900	7,116,110

		44,344,518

Oil, Gas & Consumable Fuels - 4.0%
Bill Barrett Corp. (a)	240,400	9,279,440
Forest Oil Corp. (a)	136,900	6,445,252
Newfield Exploration Co. (a)	158,200	7,886,270
Penn Virginia Corp.	106,500	4,432,530

		28,043,492

		72,388,010

Financials - 7.2%
Capital Markets - 7.2%
Affiliated Managers Group, Inc. (a)	68,450	8,504,912
Greenhill & Co., Inc.	151,720	10,967,839
Lazard Ltd.-Class A	244,300	11,887,638
MF Global Ltd. (a)	258,700	7,458,321
optionsXpress Holdings, Inc.	264,900	8,055,609
Pzena Investment Management, Inc.-Class A (a)	305,000	3,873,500

		50,747,819

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 0.9%
Cbeyond, Inc. (a)	156,600	6,478,542

Wireless Telecommunication Services - 1.9%
SBA Communications Corp.-Class A (a)	365,100	13,669,344

		20,147,886

Materials - 0.8%
Metals & Mining - 0.8%
Allegheny Technologies, Inc.	54,780	5,354,745

Total Common Stocks (cost $594,181,766)		703,232,100

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $16,406,222)	16,406,222	16,406,222

Total Investments - 101.5% (cost $610,587,988)		719,638,322
Other assets less liabilities - (1.5)%		(10,634,275)

Net Assets - 100.0%		$709,004,047

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios

Global Value Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.9%
Financials - 30.8%
Capital Markets - 3.9%
Credit Suisse Group	1,500	$90,635
Deutsche Bank AG	600	78,586
The Goldman Sachs Group, Inc.	100	22,664
Merrill Lynch & Co., Inc.	1,300	77,922

		269,807

Commercial Banks - 8.0%
Barclays PLC	4,900	56,636
BNP Paribas SA	900	101,446
Canadian Imperial Bank of Commerce/Canada	202	17,926
HBOS PLC	4,450	72,959
Industrial Bank of Korea	920	16,085
Kookmin Bank (ADR)	200	14,500
Royal Bank of Canada	600	31,802
Royal Bank of Scotland Group PLC	8,522	80,466
Shinhan Financial Group Co. Ltd.	270	14,673
Standard Bank Group Ltd.	700	10,802
State Bank of India Ltd. (GDR) (a)	390	46,860
Sumitomo Mitsui Financial Group, Inc.	8	68,856
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	200	29,944

		562,955

Consumer Finance - 0.9%
ORIX Corp.	300	61,995

Diversified Financial Services - 6.7%
Bank of America Corp.	1,600	73,808
Citigroup, Inc.	2,500	83,250
Fortis (b)	1,266	19
Fortis (Euronext Brussels)	3,167	84,565
ING Groep NV	2,800	108,614
JPMorgan Chase & Co.	2,600	118,612

		468,868

Insurance - 10.0%
Allianz SE	500	103,047
American International Group, Inc.	1,000	58,130
Aviva PLC	6,306	88,351
Fondiaria-Sai SpA (ordinary shares)	1,100	48,108

Fondiaria-Sai SpA (saving shares)	500	15,004
Genworth Financial, Inc.-Class A	1,500	39,360
MBIA, Inc.	300	10,953
MetLife, Inc.	1,100	72,149
Muenchener Rueckversicherungs AG	500	91,263
Sanlam Ltd.	7,300	25,055
Sun Life Financial, Inc.	800	42,146
The Travelers Cos, Inc.	900	47,799
XL Capital Ltd.-Class A	1,000	58,530

		699,895

Thrifts & Mortgage Finance - 1.3%
Federal Home Loan Mortgage Corp.	1,300	45,591
Federal National Mortgage Association	1,200	46,104

		91,695

		2,155,215

Materials - 13.1%
Chemicals - 3.9%
BASF AG	800	110,989
Dow Chemical Co.	1,600	67,104
E.I. Du Pont de Nemours & Co.	600	27,690
Mitsubishi Chemical Holdings Corp.	8,500	68,037

		273,820

Construction Materials - 0.5%
Buzzi Unicem SpA	1,300	36,029

Metals & Mining - 7.9%
Antofagasta PLC	2,100	32,927
ArcelorMittal	1,400	103,246
Gerdau Ameristeel Corp.	2,300	29,073
Gerdau SA (ADR)	1,700	47,787
JFE Holdings, Inc.	1,400	77,201
Kazakhmys PLC	1,400	38,592
POSCO (ADR)	200	31,574
Teck Cominco Ltd.-Class B	1,600	61,283
Xstrata PLC	1,580	110,955
Zinifex Ltd.	1,600	20,452

		553,090

Paper & Forest Products - 0.8%
Stora Enso Oyj-Class R	3,400	56,199

		919,138

Energy - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	1,600	140,432
ConocoPhillips	900	72,036
ENI SpA	2,000	71,587
Exxon Mobil Corp.	700	62,412
Marathon Oil Corp.	1,500	83,850

Nippon Mining Holdings, Inc.	4,500	33,378
Petro-Canada	500	24,151
Petroleo Brasileiro SA (Sponsored) (ADR)	800	64,936
PTT PCL	1,300	14,595
Repsol YPF SA	2,500	92,275
Royal Dutch Shell PLC-Class A	2,600	105,196
Total SA	500	40,435

		805,283

Consumer Discretionary - 8.7%
Auto Components - 0.8%
Compagnie Generale des Etablissements Michelin-Class B	400	47,332
Hyundai Mobis	90	8,455

		55,787

Automobiles - 2.6%
Nissan Motor Co. Ltd.	8,400	96,313
Renault SA	600	87,031

		183,344

Household Durables - 1.4%
Black & Decker Corp.	400	33,060
Sharp Corp.	4,000	65,890

		98,950

Internet & Catalog Retail - 0.3%
Home Retail Group PLC	3,200	22,811

Media - 2.2%
CBS Corp.-Class B	2,700	74,061
Time Warner, Inc.	4,600	79,396

		153,457

Multiline Retail - 0.7%
Macy’s, Inc.	1,700	50,405

Specialty Retail - 0.2%
Office Depot, Inc. (b)	800	13,712

Textiles Apparel & Luxury Goods - 0.5%
VF Corp.	400	29,916

		608,382

Industrials - 8.2%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	800	63,032

Airlines - 2.3%
Air France-KLM	1,900	67,869
Deutsche Lufthansa AG	3,500	94,611

		162,480

Industrial Conglomerates - 0.5%
General Electric Co.	900	34,461

Machinery - 2.7%
Ingersoll-Rand Co. Ltd.-Class A	1,300	67,132
Parker Hannifin Corp.	900	71,487

SPX Corp.	500	50,880

		189,499

Marine - 1.8%
Mitsui OSK Lines Ltd.	6,000	90,435
Neptune Orient Lines Ltd.	7,000	20,165
Nippon Yusen KK	2,000	17,450

		128,050

		577,522

Health Care - 5.7%
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.-Class A	1,100	49,907
McKesson Corp.	800	53,384

		103,291

Pharmaceuticals - 4.3%
AstraZeneca PLC	700	33,196
GlaxoSmithKline PLC	1,400	36,990
Merck & Co., Inc.	500	29,680
Pfizer, Inc.	5,200	123,552
Sanofi-Aventis SA	800	76,294

		299,712

		403,003

Information Technology - 4.6%
Computers & Peripherals - 2.1%
Fujitsu Ltd.	9,000	63,657
International Business Machines Corp.	800	84,144

		147,801

Electronic Equipment & Instruments - 1.3%
AU Optronics Corp. (Sponsored) (ADR)	1,680	32,911
Flextronics International Ltd. (b)	2,539	30,365
Tech Data Corp. (b)	700	26,327

		89,603

Semiconductors & Semiconductor Equipment - 0.7%
Hynix Semiconductor, Inc. (b)	400	11,205
Samsung Electronics Co. Ltd.	14	8,594
Siliconware Precision Industries Co. (ADR)	3,352	32,079

		51,878

Software - 0.5%
Microsoft Corp.	1,000	33,600

		322,882

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 0.8%
China Netcom Group Corp. Ltd.	10,500	33,716
China Telecom Corp. Ltd.-Class H	24,420	19,715

		53,431

Wireless Telecommunication Services - 2.7%
Sprint Nextel Corp.	3,600	55,872

Vodafone Group PLC	36,612	137,006

		192,878

		246,309

Utilities - 3.1%
Electric Utilities - 3.1%
E.ON AG	500	101,921
Kyushu Electric Power Co., Inc.	1,700	46,221
The Tokyo Electric Power Co.	2,400	65,948

		214,090

Consumer Staples - 2.7%
Food & Staples Retailing - 1.0%
Safeway, Inc.	2,000	69,600

Tobacco - 1.7%
Altria Group, Inc.	1,500	116,340

		185,940

Total Common Stocks (cost $5,861,610)		6,437,764

WARRANTS - 0.7%
Information Technology - 0.7%
Computers & Peripherals - 0.3%
Compal Electronics, Inc., expiring 1/17/12 (a)(b)	17,974	20,653

Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., expiring 1/17/12 (a)(b)	9,346	17,468
United Microelectronics Corp., Deutshe Bank AG London, expiring 1/24/17 (a)(b)	19,639	11,744

		29,212

Total Warrants (cost $49,988)		49,865

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co.	340	12,027

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Samsung Electronics Co. Ltd.	25	10,974

Total Non-Convertible - Preferred Stocks (cost $29,416)		23,001

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $69,230)	69,230	69,230

Total Investments - 94.0% (cost $6,010,244)	6,579,860
Other assets less liabilities - 6.0%	423,412

Net Assets - 100.0%	$7,003,272

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	December 2007	$64,238	$64,472	$234

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $96,725 or 1.4% of net assets.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $4,784 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Breakdown *

November 30, 2007 (unaudited)

Summary

34.8%	United States
11.5%	Japan
10.8%	United Kingdom
8.8%	Germany
6.4%	France
4.8%	Netherlands
3.1%	Canada
2.6%	Italy
2.2%	Brazil
1.9%	South Korea
1.6%	Taiwan
1.4%	Spain
1.4%	Switzerland
7.6%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.4% or less in the following countries: Australia, Belgium, Bermuda, Cayman Islands, China, Finland, Hong Kong, India, Luxembourg, Singapore, South Africa, Thailand.

AllianceBernstein Pooling Portfolios

Global Research Growth Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.8%
Financials - 21.1%
Capital Markets - 13.6%
3i Group PLC	1,951	$43,597
The Blackstone Group LP (a)	5,600	123,200
Credit Suisse Group	3,049	184,231
Franklin Resources, Inc.	300	36,954
Janus Capital Group, Inc.	1,900	63,783
Lehman Brothers Holdings, Inc.	3,400	212,942
Macquarie Group Ltd. (a)	957	67,867
Merrill Lynch & Co., Inc.	1,400	83,916
MF Global Ltd. (a)	1,300	37,479
UBS AG (Swiss Virt-X)	3,454	174,950

		1,028,919

Commercial Banks - 2.1%
Banco Itau Holding Financeira SA (ADR)	1,600	44,064
Banco Santander Central Hispano SA	1,644	35,221
Standard Chartered PLC	2,106	82,832

		162,117

Diversified Financial Services - 3.4%
Bolsa De Mercadorias E Futuros (a)	1,100	14,972
CME Group, Inc.-Class A	57	37,540
JPMorgan Chase & Co.	3,835	174,953
NYSE Euronext	400	34,640

		262,105

Insurance - 2.0%
American International Group, Inc.	1,600	93,008
QBE Insurance Group Ltd.	1,989	57,231

		150,239

		1,603,380

Information Technology - 14.2%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	2,848	79,801
Juniper Networks, Inc. (a)	900	26,748
Nokia OYJ	2,095	82,588
Research In Motion Ltd. (a)	250	28,455

		217,592

Computers & Peripherals - 3.4%
Apple, Inc. (a)	500	91,110
EMC Corp. (a)	899	17,324
Hewlett-Packard Co.	1,279	65,433
InnoLux Display Corp.	4,119	15,652
International Business Machines Corp.	400	42,072
Sun Microsystems, Inc. (a)	1,254	26,058

		257,649

Electronic Equipment & Instruments - 0.5%
Amphenol Corp.-Class A	100	4,335
Nippon Electric Glass Co. Ltd.	1,000	16,813
Tyco Electronics Ltd.	400	14,956

		36,104

Internet Software & Services - 1.9%
Alibaba.com Ltd. (a)(b)	1,000	5,099
eBay, Inc. (a)	1,600	53,648
Google, Inc.-Class A (a)	120	83,160

		141,907

IT Services - 0.2%
Cap Gemini SA	321	18,657
Genpact Ltd. (a)	100	1,430

		20,087

Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	1,000	19,089

Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (a)	332	11,604
Broadcom Corp.-Class A (a)	800	21,392
Intel Corp.	3,400	88,672
Lam Research Corp. (a)	200	9,170
Nvidia Corp. (a)	600	18,924
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,801	17,866

		167,628

Software - 2.9%
Adobe Systems, Inc. (a)	895	37,715
Citrix Systems, Inc. (a)	600	22,188
Microsoft Corp.	2,600	87,360
Oracle Corp. (a)	2,550	51,459
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	300	10,998
VMware, Inc.-Class A (a)	100	9,137

		218,857

		1,078,913

Energy - 10.8%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	1,659	133,168
Cameron International Corp. (a)	500	46,615
Schlumberger Ltd.	900	84,105
Technip SA	776	63,268

		327,156

Oil, Gas & Consumable Fuels - 6.5%
Addax Petroleum Corp.	1,247	53,761
China Shenhua Energy Co. Ltd.-Class H	7,500	44,612
EOG Resources, Inc.	1,000	82,780
Gazprom OAO (Sponsered) (b)	2,238	117,943
Noble Energy, Inc.	1,400	100,856
Petro-Canada	474	22,895
Petroleo Brasileiro SA (Sponsored) (ADR)	900	73,053

		495,900

		823,056

Industrials - 10.5%
Aerospace & Defense - 2.6%
BAE Systems PLC	7,739	73,161
Lockheed Martin Corp.	500	55,335
United Technologies Corp.	900	67,293

		195,789

Airlines - 0.4%
Continental Airlines, Inc.-Class B (a)	1,000	28,150

Building Products - 0.3%
Trane, Inc.	600	22,026

Construction & Engineering - 0.5%
Fluor Corp.	200	29,434
Quanta Services, Inc. (a)	400	10,952

		40,386

Electrical Equipment - 1.6%
ABB Ltd.	1,977	58,179
Emerson Electric Co.	1,100	62,722

		120,901

Industrial Conglomerates - 2.2%
General Electric Co.	2,200	84,238
Siemens AG	556	84,409

		168,647

Machinery - 1.3%
Atlas Copco AB-Class A	1,549	22,791
Danaher Corp.	600	52,092
Deere & Co.	150	25,770

		100,653

Trading Companies & Distributors - 1.6%
Mitsubishi Corp.	1,700	49,363
Mitsui & Co. Ltd.	3,000	69,250

		118,613

		795,165

Health Care - 10.5%
Biotechnology - 1.4%
Celgene Corp. (a)	300	18,465
Genentech, Inc. (a)	500	38,125
Gilead Sciences, Inc. (a)	1,100	51,194

		107,784

Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	300	41,742
Becton Dickinson & Co.	300	24,819
Hologic, Inc. (a)	500	33,195
Nobel Biocare Holding AG	101	28,723

		128,479

Health Care Providers & Services - 2.3%
Aetna, Inc. (a)	900	50,292
Medco Health Solutions, Inc. (a)	400	39,996
WellPoint, Inc. (a)	1,000	84,210

		174,498

Pharmaceuticals - 5.1%
Abbott Laboratories	600	34,506
Eli Lilly & Co.	500	26,475
Merck & Co., Inc.	1,500	89,040
Novartis AG	381	21,607
Roche Holding AG	348	66,458
Schering-Plough Corp.	2,100	65,730
Takeda Pharmaceutical Co. Ltd.	200	12,835
Teva Pharmaceutical Industries Ltd. (ADR)	1,500	66,945

		383,596

		794,357

Consumer Staples - 8.2%
Food & Staples Retailing - 1.4%
Safeway, Inc.	1,300	45,240
Wal-Mart de Mexico SAB de CV Series V	16,068	57,613

		102,853

Food Products - 3.6%
Archer-Daniels-Midland Co.	1,400	50,890
Bunge Ltd.	400	44,936
Nestle SA	202	97,123
WM Wrigley Jr Co.	1,300	83,200

		276,149

Household Products - 1.3%
Procter & Gamble Co.	1,300	96,200

Personal Products - 0.8%
L’Oreal SA	384	53,377
Oriflame Cosmetics SA	188	11,457

		64,834

Tobacco - 1.1%
Altria Group, Inc.	1,100	85,316

		625,352

Materials - 7.9%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	1,100	108,944
Monsanto Co.	900	89,433

		198,377

Metals & Mining - 5.3%
Cia Vale do Rio Doce (ADR)	900	31,122
Cia Vale do Rio Doce (Sponsored) (ADR)	1,600	46,288
Rio Tinto PLC	1,543	179,207
Sterlite Industries India Ltd. (a)	2,200	57,860
Xstrata PLC	1,185	83,216

		397,693

		596,070

Consumer Discretionary - 6.5%
Auto Components - 0.4%
Denso Corp.	800	32,880

Automobiles - 1.6%
Fiat SpA	2,364	64,940
Porsche AG	13	28,626
Suzuki Motor Corp.	700	22,880

		116,446

Diversified Consumer Services - 0.8%
Apollo Group, Inc.-Class A (a)	800	61,216

Hotels, Restaurants & Leisure - 2.0%
Accor SA	725	61,246
Ctrip.com International Ltd. (ADR)	300	18,033
Ladbrokes PLC	6,440	40,748
Wyndham Worldwide Corp.	1,100	32,087

		152,114

Media - 0.1%
Eutelsat Communications (a)	109	2,902
SES FDR	120	3,015

		5,917

Multiline Retail - 0.9%
Kohl’s Corp. (a)	1,400	68,992

Specialty Retail - 0.7%
Esprit Holdings Ltd. (a)	1,500	22,521
Inditex SA	451	31,354

		53,875

		491,440

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.6%
Telefonica SA (a)	457	15,310
Verizon Communications, Inc.	600	25,926

		41,236

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	300	18,498
MTN Group Ltd.	355	7,176
Vimpel-Communications (ADR)	700	23,520
Vodafone Group PLC	9,643	36,085

		85,279

		126,515

Utilities - 1.4%
Independent Power Producers & Energy Traders - 0.9%
International Power PLC	6,982	67,008

Multi-Utilities - 0.5%
Veolia Enviromental	423	39,126

		106,134

Total Common Stocks (cost $6,064,029)		7,040,382

WARRANTS - 2.0%
Utilities - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NTPC Ltd., expiring 2/06/17 (a)(b)	10,619	63,448

Financials - 0.6%
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., expiring 1/18/11 (a)	601	42,334

Information Technology - 0.5%
Electronic Equipment & Instruments - 0.4%
AU Optronics Corp., expiring 1/17/12 (a)	6,000	11,568
HON HAI Precision Industry Co., Ltd. Citigroup Global Markets, expiring 1/17/12 (b)	2,464	15,661

		27,229

Semiconductors & Semiconductor Equipment - 0.1%
Advanced Semiconductor Engineering, Inc., expiring 1/17/12 (b)	9,000	9,180

		36,409

Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd., Merrill Lynch, expiring 3/17/11 (a)(b)	439	10,433

Total Warrants (cost $108,287)		152,624

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $53,932)	53,932	53,932

Total Investments - 95.5% (cost $6,226,248)		7,246,938
Other assets less liabilities - 4.5%		340,197

Net Assets - 100.0%		$7,587,135

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $221,765 or 2.9% of net assets.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

Country Breakdown *
52.7%	United States
9.3%	Switzerland
8.4%	United Kingdom
3.3%	France
3.1%	Japan
2.9%	Brazil
2.4%	India
1.9%	Russia
1.7%	Australia
1.6%	Germany
1.4%	Canada
1.2%	Netherlands Antilles
1.2%	Bermuda
8.2%	Other
0.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.2% or less in the following countries: Cayman Islands, China, Finland, Hong Kong, Israel, Italy, Luxembourg, Mexico, Netherlands, South Africa, Spain, Sweden, Taiwan.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

MORTGAGE PASS-THRU’S - 25.9%
Agency ARMS - 11.5%
Federal Home Loan Mortgage Corp.
Series 2006
4.22%, 4/01/35 (a)	$5,997	$5,955,508
6.161%, 12/01/36 (a)	5,423	5,520,826
Series 2007
5.933%, 2/01/37 (a)	6,800	6,908,015
5.939%, 11/01/36 (a)	9,810	9,968,985
5.975%, 3/01/37 (a)	11,258	11,448,728
6.037%, 10/01/37 (a)	8,500	8,633,646
6.059%, 3/01/37 (a)	10,068	10,240,779
6.102%, 1/01/37 (a)	8,155	8,301,412
Federal National Mortgage Association
Series 2005
4.817%, 7/01/35 (a)	1,424	1,424,964
7.016%, 1/01/36 (a)	2,408	2,440,994
Series 2006
4.512%, 8/01/34 (a)	1,141	1,141,186
5.463%, 5/01/36 (a)	3,738	3,781,722
5.753%, 10/01/36 (a)	5,309	5,395,522
5.799%, 3/01/36 (a)	7,136	7,257,776
5.854%, 11/01/36 (a)	13,038	13,277,870
5.86%, 10/01/36 (a)	6,269	6,384,728
5.916%, 6/01/36 (a)	7,030	7,162,719
5.95%, 6/01/36 (a)	11,111	11,323,840
Series 2007
5.528%, 3/01/37 (a)	5,208	5,260,665
5.747%, 12/01/36 (a)	4,605	4,681,648
5.79%, 8/01/37 (a)	15,597	16,020,738

		152,532,271

Fixed Rate 15-Year - 6.2%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21	18,233	18,222,474
Series 2007
5.00%, 9/01/21	52,292	52,260,882

Federal National Mortgage Association
Series 1996
6.00%, 12/01/09	1	712
Series 1998
6.00%, 10/01/13 - 12/01/13	59	60,857
Series 2001
6.00%, 11/01/16	213	218,114
Series 2002
6.00%, 12/01/17	107	109,590
Series 2005
6.00%, 6/01/17 - 5/01/20	613	625,999
Series 2006
6.00%, 5/01/21 - 1/01/22	9,161	9,364,573
Series 2007
6.00%, 2/01/22	1,890	1,932,990

		82,796,191

Fixed Rate 30-Year - 6.1%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 5/01/35	7,302	7,669,331
Series 2007
7.00%, 2/01/37	16,371	17,005,315
Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 7/01/37 - 9/01/37	15,473	15,708,333
Federal National Mortgage Association
Series 2001
7.00%, 4/01/31	48	50,926
Series 2002
7.00%, 8/01/32	335	351,896
Series 2003
7.00%, 5/01/33	38	39,828
Series 2004
7.00%, 2/01/31 - 12/01/34	591	621,887
Series 2007
7.00%, 4/01/37 - 8/01/37	38,702	40,218,597

		81,666,113

Non-Agency ARMS - 2.1%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
5.003%, 8/25/35 (b)	4,176	4,092,482
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.40%, 2/25/36 (b)	3,665	3,581,702
Series 2007-1, Class 21A1
5.727%, 1/25/47 (b)	7,539	7,325,602
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.11%, 5/25/35 (b)	3,045	2,993,126

Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.228%, 5/25/36 (b)	1,682	1,687,724
JPMorgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (b)	5,856	5,728,331
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.236%, 8/25/35 (b)	2,729	2,657,805

		28,066,772

Total Mortgage Pass-Thru’s (cost $341,570,028)		345,061,347

U.S. TREASURIES - 21.0%
U.S. Treasury Bond
4.50%, 5/15/17	26,975	28,083,511
4.75%, 8/15/17	57,165	60,661,897
U.S. Treasury Notes
3.50%, 8/15/09 (c)	50,618	50,954,154
4.625%, 11/30/08	112,681	114,265,520
4.875%, 5/31/11	24,720	26,077,672

Total U.S. Treasuries (cost $273,529,380)		280,042,754

ASSET-BACKED SECURITIES - 10.4%
Home Equity Loans - Floating Rate - 6.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
5.149%, 12/25/33 (a)	18	14,176
BNC Mortgage Loan Trust
Series 2007-2, Class M5
5.689%, 5/25/37 (a)	1,200	360,000
Countrywide Asset-Backed Certificates
Series 2007-10, Class 2A2
4.909%, 6/25/30 (a)	2,500	2,321,800
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class A2
5.079%, 6/25/34 (a)	83	66,797
Home Equity Mortgage Trust
Series 2005-3, Class M1
5.329%, 11/25/35 (a)	800	736,000
Series 2006-1, Class A2
5.30%, 5/25/36 (d)	4,010	3,898,923
Household Home Equity Loan Trust
Series 2006-1, Class M1
5.02%, 1/20/36 (a)	1,988	1,610,068
Series 2007-2, Class A2V
5.48%, 7/20/36 (a)	2,800	2,601,376
HSI Asset Securitization Corp.
Series 2006-OPT1, Class 2A1
4.869%, 12/25/35 (a)	1,788	1,775,907
Indymac Residential Asset Backed Trust
Series 2007-B, Class 2A2
4.949%, 7/25/37 (a)	3,350	3,221,236

Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
4.989%, 6/25/37 (a)(e)	3,700	3,559,515
Lehman XS Trust
Series 2005-2, Class 1M1
5.289%, 8/25/35 (a)	5,000	4,183,900
Series 2006-1, Class 1M1
5.239%, 2/25/36 (a)	4,000	3,270,200
Series 2007-2N, Class M1
5.66%, 2/25/37 (a)	3,600	2,983,032
Master Asset Backed Securities Trust
Series 2006-WMC1, Class A2
4.899%, 2/25/36 (a)	2,000	1,948,542
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
5.251%, 4/25/37 (a)	6,158	6,007,331
Series 2007-5, Class 2A1
5.899%, 10/25/37 (a)	6,187	6,080,901
Merrill Lynch First Franklin Mtg Loan Trust
Series 2007-3, Class A2B
4.919%, 6/25/37 (a)	4,060	3,903,308
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV2
4.919%, 6/25/37 (a)	3,100	2,828,266
Newcastle Mortgage Securities Trust
Series 2006-1, Class A2
5.625%, 3/25/36 (a)	5,800	5,670,262
Series 2007-1, Class 2A1
4.919%, 4/25/37 (a)	3,829	3,672,401
Novastar Home Loan Equity
Series 2007-2, Class A2B
4.949%, 9/25/37 (a)	3,125	3,009,278
Series 2007-2, Class M1
5.65%, 9/25/37 (a)	4,935	2,442,825
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
4.889%, 11/16/45 (a)	4,215	4,052,326
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class M6
5.989%, 6/25/37 (a)	1,100	330,000
Series 2007-OPT2, Class 2A2
4.919%, 7/25/37 (a)	4,185	4,023,484
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
5.239%, 6/25/36 (a)	2,000	1,605,380

Wells Fargo Home Equity Trust
Series 2006-1, Class A2
5.595%, 5/25/36 (a)	5,000	4,500,000

		80,677,234

Home Equity Loans - Fixed Rate - 3.2%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,901	2,741,471
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF2
2.645%, 4/25/34	438	425,011
Citigroup Mortgage Loan Trust, Inc.
Series 2005-WF2, Class AF3
4.871%, 8/25/35	5,000	4,957,693
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	3,500	2,924,495
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (d)	1,621	1,598,533
Credit-Based Asset Servicing and Securities Trust
Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	1,972,281
Series 2005-CB4, Class AF2
4.751%, 8/25/35	2,041	2,013,868
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (e)	1,800	1,751,634
Series 2007-CB4, Class A2A
5.844%, 4/25/37	2,588	2,579,570
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (e)	5,500	5,343,942
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (d)	1,437	1,221,452
Series 2006-5, Class A1
5.50%, 1/25/37	3,063	1,938,767
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	7,610	7,432,978
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (e)	304	206,803

Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/47 (e)	2,385	2,379,926
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (e)(f)	11,741	2,512,889

		42,001,313

Other - Floating Rate - 0.5%
Ballyrock ABS CDO Ltd.
Series 2007-1A, Class A1B
5.615%, 8/06/47 (a)(e)(g)	942	141,300
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
5.879%, 5/13/46 (a)(e)(g)	645	77,400
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.893%, 4/09/47 (a)(e)(g)	3,600	360,000
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
4.66%, 2/25/42 (a)(e)	3,600	3,457,080
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
6.32%, 3/30/46 (a)(e)(g)	1,100	220,000
Petra CRE CDO Ltd.
Series 2007-1A, Class C
5.889%, 2/25/47 (a)(e)	1,865	1,649,947
SLM Student Loan Trust
Series 2005-10, Class A2
5.094%, 4/27/15 (a)	526	524,734

		6,430,461

Autos - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
4.81%, 4/22/13 (a)	4,360	4,330,040

Credit Cards - Floating Rate - 0.3%
Chase Issuance Trust
Series 2006-A1, Class A
5.651%, 4/15/13 (a)	4,000	3,970,634

Other - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (e)	1,600	1,565,744

Total Asset-Backed Securities (cost $157,331,029)		138,975,426

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 7.1%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A2
6.46%, 10/15/36	10,615	11,057,889
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	3,500	3,433,065
First Union-Lehman Brothers-Bank of America
Series 1998-C2, Class A2
6.56%, 11/18/35	414	413,937
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,617,739
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	8,500	8,353,051
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A2
5.198%, 12/15/44	5,847	5,836,014
Series 2006-CB17, Class A4
5.429%, 12/12/43	3,300	3,291,485
Series 2007-LD11, Class C
5.819%, 6/15/49	7,760	6,982,987
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class C
5.935%, 7/15/44	10,000	9,349,042
LB-UBS Commercial Mortgage Trust
Series 2002-C1, Class A4
6.462%, 3/15/31	5,900	6,151,414
Series 2003-C5, Class A3
4.254%, 7/15/27	7,435	7,267,165
Series 2004-C7, Class A2
3.992%, 10/15/29	15,840	15,541,319
Series 2007-C7, Class A3
5.866%, 9/15/45	3,800	3,873,568
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	586	586,515
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class C
5.741%, 6/15/49	7,500	6,642,450

		94,397,640

Non-Agency Adjustable Rate CMBS - 2.8%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
4.962%, 3/15/22 (a)(e)	2,500	2,400,000
Commercial Mortgage Pass-Through Certificates
Series 2005-F10A, Class A1
4.752%, 4/15/17 (a)(e)	420	418,377
Series 2005-FL11, Class D
4.992%, 11/15/17 (a)(e)	1,808	1,776,242
Series 2007-FL14, Class C
4.952%, 6/15/22 (a)(e)	7,333	7,146,030
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
5.122%, 10/15/21 (a)(e)	4,900	4,806,373
Series 2007-TFLA, Class A2
4.772%, 2/15/22 (a)(e)	8,000	7,800,000
CS First Boston Mortgage Securities Corp.
Series 2005-TF2A, Class F
5.152%, 9/15/20 (a)(e)	1,435	1,424,718
Series 2005-TF2A, Class G
5.202%, 9/15/20 (a)(e)	1,435	1,424,719
Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2004-LLFA, Class C
4.962%, 10/15/17 (a)(e)	2,400	2,397,480
Morgan Stanley Capital I
Series 2005-XLF, Class G
5.022%, 8/15/19 (a)(e)	2,000	1,965,000
Series 2005-XLF, Class H
5.042%, 8/15/19 (a)(e)	1,000	980,000
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
5.052%, 9/15/21 (a)(e)	2,600	2,478,441
Series 2007-WHL8, Class E
5.052%, 6/15/20 (a)(e)	2,725	2,529,961

		37,547,341

Total Commercial Mortgage-Backed Securities (cost $134,611,065)		131,944,981

GOVERNMENT-RELATED - U.S. AGENCIES - 5.8%
Agency Debentures - 5.8%
Federal Home Loan Bank
5.125%, 6/13/08	18,520	18,577,579
Federal Home Loan Mortgage Corp.
Series 2005
3.875%, 6/15/08	16,380	16,325,176

Federal National Mortgage Association
5.75%, 2/15/08	42,335	42,445,367

Total Government-Related - U.S. Agencies (cost $77,209,216)		77,348,122

MORTGAGE CMO’S - 5.7%
Non-Agency Adjustable Rate - 2.7%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
5.259%, 2/25/36 (a)	4,155	1,869,750
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
6.359%, 9/25/45 (a)	136	132,524
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.933%, 12/25/35 (a)	1,442	1,413,912
Series 2006-OA14, Class 3A1
5.783%, 11/25/46 (a)	2,234	2,161,436
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
5.80%, 2/25/35 (a)	193	165,247
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
5.51%, 8/25/47 (a)	2,986	2,896,453
Deutsche ALT-A Securities, Inc. Mortgage Loan
Series 2005-AR1, Class 1A1
5.099%, 8/25/35 (a)	153	140,600
Homebanc Mortgage Trust
Series 2005-4, Class A2
5.119%, 10/25/35 (a)	4,525	3,802,138
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A, Class A1
5.019%, 4/25/29 (a)	136	131,782
MortgageIT Trust
Series 2005-4, Class M1
5.239%, 10/25/35 (a)	1,776	1,655,475
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
5.52%, 7/20/36 (a)	4,210	4,155,584
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
5.019%, 5/25/35 (a)	243	240,445
Series 2005-9, Class 2A1
6.263%, 5/25/35 (a)	1,237	1,155,542
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
5.016%, 10/19/34 (a)	845	783,664

Washington Mutual Mortgage Pass Through
Series 2007-OA1, Class A1A
5.563%, 2/25/47 (a)	3,624	3,381,725
Washington Mutual, Inc.
Series 2006-AR11, Class 1A
5.823%, 9/25/46 (a)	3,890	3,814,438
Series 2006-AR11, Class 3A1A
5.783%, 9/25/46 (a)	1,452	1,369,749
Series 2006-AR4, Class 1A1B
5.803%, 5/25/46 (a)	1,669	1,600,443
Series 2006-AR9, Class 1AB2
5.614%, 8/25/46 (a)	4,575	4,485,376

		35,356,283

Non-Agency Fixed Rate - 2.5%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36	2,003	2,002,293
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.073%, 6/26/35 (e)	2,927	2,904,439
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	1,697	1,672,446
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	6,125	6,123,810
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	15,031	15,470,858
Series 2007-QS1, Class 2A10
6.00%, 1/25/37	5,751	5,773,923

		33,947,769

Agency Adjustable Rate - 0.5%
Federal National Mortgage Association
Series 2003-52, Class FV
5.873%, 5/25/31 (a)	4,063	4,110,743
Series 2003-W13, Class AV2
5.153%, 10/25/33 (a)	519	491,408
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
5.491%, 7/15/23 (a)	1,987	1,975,090

		6,577,241

Total Mortgage CMO’s (cost $79,780,570)		75,881,293

INFLATION-LINKED SECURITIES - 2.4%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $31,593,877)	31,257	32,306,667

	Shares
SHORT-TERM INVESTMENTS - 19.9%
Investment Companies - 19.9%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (h)
(cost $265,400,060)	265,400,060	265,400,060

Total Investments - 101.0%
(cost $1,361,025,225)		1,346,960,650
Other assets less liabilities - (1.0)%		(13,109,225)

Net Assets - 100.0%		$1,333,851,425

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10yr Futures	656	March 2008	$74,304,152	$74,261,250	$(42,902)

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2007.
(b)	Variable rate coupon, rate shown as of November 30, 2007.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $754,981.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2007.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $63,677,960 or 4.8% of net assets.
(f)	IO - Interest Only
(g)	Illiquid security, valued at fair value. (See note A)
(h)	Investment in affiliated money market mutual fund.

Glossary:

TIPS	-	☐ Treasury Inflation Protected Security

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Portfolio's total exposure to subprime investments was 8.54%. These investments are valued in accordance with the Fund's Valuation Policies.

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 36.5%
Fixed Rate 30-Year - 30.5%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 10/01/35 (a)	$18,316	$17,421,820
Series 2006
4.50%, 1/01/36 - 5/01/36 (a)	196	186,286
6.00%, 7/01/36 - 11/01/36 (a)	36,578	37,137,844
7.00%, 8/01/36 - 10/01/36 (a)	1,620	1,683,217
Series 2007
6.00%, 7/01/37 - 8/01/37 (a)	11,112	11,281,096
7.00%, 2/01/37 (a)	15,379	15,975,440
Federal Home Loan Mortgage Corp.
Series 2007
5.50%, 7/01/35 (a)	6,327	6,347,416
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	17,281	16,976,063
5.50%, 4/01/33 - 7/01/33 (a)	23,899	23,999,280
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	18,313	18,378,694
Series 2005
4.50%, 8/01/35 - 12/01/35 (a)	27,695	26,349,740
5.50%, 2/01/35 - 7/01/35 (a)	18,381	18,439,410
6.00%, 4/01/35 (a)	14,771	15,051,906
Series 2006
5.00%, 1/01/36 - 2/01/36 (a)	26,275	25,777,599
5.50%, 1/01/36 - 11/01/36 (a)	115,576	115,840,193
6.50%, 9/01/36 (a)	44,541	45,817,062
Series 2007
4.50%, 9/01/35 - 8/01/37 (a)	19,799	18,924,060
5.00%, 7/01/36 (a)	7,011	6,883,254
5.50%, 2/01/36 - 9/01/36 (a)	38,993	39,088,478
6.00%, 4/01/37 - 8/01/37 (a)	19,137	19,452,230
6.50%, 11/01/37 (a)	45,998	47,310,548

		528,321,636

Agency ARMS - 4.7%
Federal Home Loan Mortgage Corp.
Series 2006
5.83%, 12/01/36 (a)(b)	32,281	32,745,654
Series 2007
5.988%, 2/01/37 (a)(b)	6,388	6,498,832
6.121%, 1/01/37 (a)(b)	8,742	8,906,496
Federal National Mortgage Association
Series 2006
4.512%, 8/01/34 (a)(b)	3,029	3,030,873
5.463%, 5/01/36 (a)(b)	1,221	1,235,600
5.799%, 3/01/36 (a)(b)	4,347	4,421,404
5.916%, 6/01/36 (a)(b)	3,096	3,154,038
5.98%, 11/01/36 (a)(b)	6,806	6,945,182
Series 2007
5.769%, 1/01/37 (a)(b)	6,893	7,008,662
5.79%, 8/01/37 (a)(b)	5,132	5,271,583
6.022%, 11/01/36 (a)(b)	2,793	2,847,379

		82,065,703

Non-Agency ARMS - 1.3%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.40%, 2/25/36 (a)(c)	3,897	3,808,824
Series 2006-3, Class 22A1
6.221%, 5/25/36 (a)(c)	1,861	1,829,760
Series 2007-1, Class 21A1
5.727%, 1/25/47 (a)(c)	2,497	2,426,401
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.11%, 5/25/35 (a)(c)	4,350	4,275,895
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(b)	4,731	4,723,972
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.228%, 5/25/36 (a)(c)	2,248	2,255,669
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.236%, 8/25/35 (a)(c)	2,849	2,774,507

		22,095,028

Total Mortgage Pass-Thru’s (cost $624,587,195)		632,482,367

U.S. TREASURIES - 17.9%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)(d)	96,915	98,262,700
U.S. Treasury Notes
3.625%, 10/31/09 (a)	46,025	46,503,246
4.25%, 11/15/17 (a)	92,465	94,588,828
4.875%, 5/31/11 (a)	66,720	70,384,396

Total U.S. Treasuries (cost $303,730,515)		309,739,170

CORPORATES - INVESTMENT GRADES - 16.2%
Industrial - 8.9%
Basic - 0.3%
The Dow Chemical Co.
7.375%, 11/01/29 (a)	220	240,665
International Paper Co.
5.30%, 4/01/15 (a)	2,625	2,620,015
Lubrizol Corp.
4.625%, 10/01/09 (a)	805	808,515
Westvaco Corp.
8.20%, 1/15/30 (a)	670	716,294
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	1,083	1,091,217

		5,476,706

Capital Goods - 0.6%
Boeing Capital Corp.
4.75%, 8/25/08 (a)	1,615	1,618,133
6.50%, 2/15/12 (a)	205	221,107
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(e)	1,449	1,633,979
Textron Financial Corp.
4.125%, 3/03/08 (a)	2,610	2,603,371
Textron, Inc.
6.375%, 11/15/08 (a)	875	887,723
Tyco International Group SA
6.00%, 11/15/13 (a)	1,250	1,295,075
Waste Management, Inc.
6.875%, 5/15/09 (a)	1,435	1,478,668

		9,738,056

Communications - Media - 1.2%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	489	501,277
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(e)	2,325	2,333,165
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13 (a)	940	1,056,825
9.455%, 11/15/22 (a)	1,731	2,217,608
Comcast Cable Communications LLC
6.875%, 6/15/09 (a)	1,463	1,508,289
Comcast Cable Communications, Inc.
6.20%, 11/15/08 (a)	859	867,502
Comcast Corp.
5.30%, 1/15/14 (a)	2,253	2,217,369
5.50%, 3/15/11 (a)	2,767	2,794,385

News America, Inc.
6.55%, 3/15/33 (a)	1,383	1,390,129
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	710	688,211
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	3,190	3,716,404
WPP Finance Corp.
5.875%, 6/15/14 (a)	886	942,528

		20,233,692

Communications - Telecommunications - 2.7%
AT&T Corp.
8.00%, 11/15/31 (a)	295	362,572
British Telecommunications PLC
8.625%, 12/15/10 (a)	4,581	5,026,773
Embarq Corp.
6.738%, 6/01/13 (a)	210	221,209
7.082%, 6/01/16 (a)	5,970	6,226,292
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	2,435	2,640,531
8.75%, 3/01/31 (a)	1,429	1,847,115
Pacific Bell
6.625%, 10/15/34 (a)	3,900	3,925,128
Qwest Corp.
7.875%, 9/01/11 (a)	3,735	3,856,387
8.875%, 3/15/12 (a)	2,780	2,985,025
Sprint Capital Corp.
8.375%, 3/15/12 (a)	3,219	3,451,277
8.75%, 3/15/32 (a)	1,451	1,576,700
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10 (a)	3,815	3,754,201
6.375%, 11/15/33 (a)	375	373,426
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)	3,828	3,827,602
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	1,590	1,552,948
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	2,200	2,269,447
Vodafone Group PLC
5.50%, 6/15/11 (a)	3,015	3,056,833

		46,953,466

Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10 (a)	698	698,671

Consumer Cyclical - Other - 0.6%
Centex Corp.
5.45%, 8/15/12 (a)	4,085	3,584,424
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	2,676	2,829,894

7.875%, 5/01/12 (a)	2,826	3,037,837
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	405	357,792
6.875%, 11/15/12 (a)	1,055	1,075,454

		10,885,401

Consumer Non-Cyclical - 1.9%
Altria Group, Inc.
7.75%, 1/15/27 (a)	2,120	2,735,014
Bunge Ltd Finance Corp.
5.10%, 7/15/15 (a)	1,711	1,662,018
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(e)	3,480	3,477,630
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)	641	698,700
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	3,241	3,234,278
6.75%, 8/15/14 (a)	1,166	1,200,434
Kraft Foods, Inc.
4.125%, 11/12/09 (a)	3,245	3,224,797
The Kroger Co.
6.80%, 12/15/18 (a)	1,100	1,182,169
Reynolds American, Inc.
7.25%, 6/01/13 (a)	3,730	4,018,281
7.625%, 6/01/16 (a)	3,655	3,990,207
Safeway, Inc.
4.125%, 11/01/08 (a)	683	673,807
6.50%, 3/01/11 (a)	453	479,776
Tyson Foods, Inc.
6.85%, 4/01/16 (a)	3,785	3,925,711
Wyeth
5.50%, 2/01/14 (a)	2,212	2,264,964

		32,767,786

Energy - 0.9%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	2,273	2,724,750
Gazprom
6.212%, 11/22/16 (a)(e)	7,890	7,643,043
Norsk Hydro
6.36%, 1/15/09 (a)	2,495	2,544,900
Valero Energy Corp.
6.875%, 4/15/12 (a)	2,588	2,789,996

		15,702,689

Technology - 0.7%
Electronic Data Systems Corp.
7.45%, 10/15/29 (a)	1,555	1,609,498
Series B
6.50%, 8/01/13 (a)	3,745	3,834,420
International Business Machines Corp.
4.375%, 6/01/09 (a)	455	460,329

Motorola, Inc.
6.50%, 9/01/25 (a)	1,800	1,766,743
7.50%, 5/15/25 (a)	290	310,907
7.625%, 11/15/10 (a)	146	157,552
Xerox Corp.
7.625%, 6/15/13 (a)	720	752,355
9.75%, 1/15/09 (a)	2,738	2,848,577

		11,740,381

		154,196,848

Financial Institutions - 6.2%
Banking - 2.1%
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	170	184,191
Barclays Bank PLC
8.55%, 6/15/11 (a)(c)(e)	961	1,042,136
Citicorp
6.375%, 11/15/08 (a)	761	771,012
Citigroup, Inc.
3.625%, 2/09/09 (a)	4,345	4,299,017
4.625%, 8/03/10 (a)	2,357	2,354,558
5.291%, 6/09/09 (a)(b)	421	418,258
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13 (a)	1,812	1,850,722
Huntington National Bank
4.375%, 1/15/10 (a)	517	516,440
JPMorgan Chase & Co.
6.75%, 2/01/11 (a)	4,225	4,431,531
MBNA Corp.
4.625%, 9/15/08 (a)	1,362	1,356,124
Morgan J P & Co., Inc.
6.25%, 1/15/09 (a)	3,759	3,808,141
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(c)	770	739,282
RBS Capital Trust III
5.512%, 9/30/14 (a)(c)	562	509,601
Resona Bank Ltd.
5.85%, 4/15/16 (a)(c)(e)	330	311,905
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(c)(e)	619	588,995
Suntrust Bank
Series CD
5.244%, 6/02/09 (a)(b)	591	584,780
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)	1,825	1,971,144
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	1,913	2,080,537
Wachovia Corp.
5.35%, 3/15/11 (a)	2,205	2,237,925

Washington Mutual, Inc.
4.00%, 1/15/09 (a)	2,185	2,055,709
4.20%, 1/15/10 (a)	341	312,043
Wells Fargo & Co.
4.20%, 1/15/10 (a)	1,808	1,803,675
Zions Bancorporation
5.50%, 11/16/15 (a)	1,420	1,373,173

		35,600,899

Brokerage - 1.4%
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	4,125	3,746,317
7.625%, 12/07/09 (a)	4,078	4,202,232
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	3,321	3,284,100
4.75%, 7/15/13 (a)	1,876	1,829,970
5.125%, 1/15/15 (a)	1,590	1,556,890
7.35%, 10/01/09 (a)	899	941,338
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)	1,564	1,495,365
6.50%, 7/19/17 (a)	1,315	1,324,650
Series MTNG
4.80%, 3/13/14 (a)	1,065	989,095
Merrill Lynch & Co., Inc
4.125%, 1/15/09 (a)	1,248	1,229,038
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	1,171	1,169,114
6.05%, 5/16/16 (a)	1,607	1,572,708

		23,340,817

Finance - 2.3%
American General Finance Corp.
4.625%, 5/15/09 (a)	2,620	2,617,013
Capital One Bank
4.25%, 12/01/08 (a)	1,515	1,479,051
5.00%, 6/15/09 (a)	4,275	4,226,162
Capital One Financial Corp.
4.80%, 2/21/12 (a)	665	626,806
5.50%, 6/01/15 (a)	484	442,753
CIT Group, Inc.
5.85%, 9/15/16 (a)	3,790	3,330,671
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	3,092	1,948,300
Series MTN
5.80%, 6/07/12 (a)	1,692	1,268,662
Countrywide Home Loans, Inc.
4.25%, 12/19/07 (a)	1,855	1,836,587
Series MTNL
4.00%, 3/22/11 (a)	1,503	1,143,111
General Electric Capital Corp.
4.00%, 2/17/09 (a)	880	879,145

4.375%, 11/21/11 (a)	1,213	1,206,117
6.75%, 3/15/32 (a)	3,134	3,586,042
HSBC Finance Corp.
6.50%, 11/15/08 (a)	4,771	4,821,382
7.00%, 5/15/12 (a)	2,095	2,222,282
International Lease Finance Corp.
6.375%, 3/15/09 (a)	4,190	4,241,101
iStar Financial, Inc.
5.15%, 3/01/12 (a)	1,544	1,332,810
5.65%, 9/15/11 (a)	2,350	2,095,140

		39,303,135

Insurance - 0.4%
Assurant, Inc.
5.625%, 2/15/14 (a)	1,028	1,035,175
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)	1,656	1,664,790
Humana, Inc.
6.30%, 8/01/18 (a)	1,094	1,113,422
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(e)	993	1,010,571
WellPoint, Inc.
3.75%, 12/14/07 (a)	412	411,795
4.25%, 12/15/09 (a)	2,555	2,524,325

		7,760,078

		106,004,929

Utility - 1.1%
Electric - 1.0%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	3,155	3,385,757
CE Electric UK Funding Co.
6.995%, 12/30/07 (a)(e)	700	701,464
Consumers Energy Co.
Series C
4.25%, 4/15/08 (a)	734	730,904
Exelon Corp.
6.75%, 5/01/11 (a)	1,295	1,356,212
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	1,300	1,342,509
Series C
7.375%, 11/15/31 (a)	1,436	1,543,898
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	1,763	1,834,740
Nisource Finance Corp.
7.875%, 11/15/10 (a)	1,656	1,801,892
Pacific Gas & Electric Co.
4.80%, 3/01/14 (a)	1,700	1,653,627
Progress Energy, Inc.
7.10%, 3/01/11 (a)	574	612,842

Public Service Company of Colorado
7.875%, 10/01/12 (a)	874	992,608
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(e)	1,447	1,489,067

		17,445,520

Natural Gas - 0.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	506	544,686
Enterprise Products Operating LP
Series B
5.60%, 10/15/14 (a)	1,278	1,292,585

		1,837,271

		19,282,791

Total Corporates - Investment Grades (cost $281,442,275)		279,484,568

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
Non-Agency Fixed Rate CMBS - 9.6%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	845	858,888
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	1,035	1,017,429
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	3,865	3,788,370
Series 2006-5, Class A4
5.414%, 9/10/47 (a)	7,680	7,608,779
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (a)	2,500	2,450,768
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	4,235	4,102,211
Series 2006-PW12, Class A4
5.895%, 9/11/38 (a)	2,285	2,322,713
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	804	796,700
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	1,815	1,759,429
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	1,516	1,476,730
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.827%, 6/15/38 (a)	2,095	2,143,655
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	6,475	6,427,984

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	3,265	3,237,761
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	1,102	1,044,374
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	1,823	1,791,484
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	3,800	3,759,083
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38 (a)	1,720	1,677,937
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	1,846	1,800,355
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	2,810	2,782,352
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	1,420	1,404,301
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	1,720	1,714,508
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	7,100	7,222,486
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	8,580	8,557,862
Series 2007-LD11, Class A2
5.992%, 6/15/49 (a)	9,010	9,173,359
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	4,900	4,651,991
Series 2004-C2, Class A4
4.367%, 3/15/36 (a)	7,760	7,361,736
Series 2004-C4, Class A4
5.126%, 6/15/29 (a)	6,015	6,052,385
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	1,084	1,063,854
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	4,209	4,041,555
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	2,380	2,339,956
Series 2006-C1, Class A4
5.156%, 2/15/31 (a)	6,557	6,413,850
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	6,005	5,928,423
Series 2007-C6, Class A4
5.858%, 7/15/40 (a)	5,725	5,865,982
Series 2007-C7, Class A3
5.866%, 9/15/45 (a)	8,290	8,450,494

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.417%, 11/12/37 (a)		2,100	2,075,870
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)		2,230	2,211,407
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A2
5.439%, 2/12/39 (a)		5,385	5,462,956
Series 2006-2, Class A4
6.105%, 6/12/46 (a)		3,075	3,163,205
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40 (a)		6,500	6,381,139
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)		5,186	5,098,774
Series 2007-T27, Class A4
5.803%, 6/13/42 (a)		9,860	10,022,392

			165,505,487

Non-Agency Adjustable Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
5.118%, 3/06/20 (a)(b)(e)		1,855	1,787,756

Total Commercial Mortgage-Backed Securities (cost $167,151,223)			167,293,243

GOVERNMENT-RELATED - SOVEREIGNS - 7.9%
Japan Government Five Year Bond
Series 253
0.80%, 2/15/09 (a)	JPY	7,400,000	66,726,735
Series 48
0.70%, 6/20/10 (a)		2,279,200	20,412,783
Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)	MXN	354,435	32,640,840
Government of Poland
Series 1110
6.00%, 11/24/10 (a)	PLN	42,900	17,361,392

Total Government-Related - Sovereigns (cost $133,952,909)			137,141,750

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 2.9%
Sovereigns - 1.7%
Russian Federation
7.50%, 3/31/30 (a)(e)(f)		$19,831	22,537,579
Republic of South Africa
5.875%, 5/30/22 (a)		7,325	7,343,313

			29,880,892

Supranationals - 0.8%
European Investment Bank
4.875%, 2/15/36 (a)	1,970	1,984,046
Inter-american Dev Bk
5.125%, 9/13/16 (a)	4,180	4,368,919
Nordic Investment Bank
5.00%, 2/01/17 (a)	4,180	4,358,127
International Bank for Reconstruction & Development
9.25%, 7/15/17 (a)	2,340	3,151,376

		13,862,468

Agencies - 0.4%
Landwirtsch. Rentenbank
5.125%, 3/14/16 - 2/01/17 (a)	5,490	5,789,398
Korea Development Bank
4.625%, 9/16/10 (a)	1,335	1,343,775

		7,133,173

Total Government-Related - Non-U.S. Issuers (cost $50,100,871)		50,876,533

ASSET-BACKED SECURITIES - 2.5%
Home Equity Loans - Floating Rate - 2.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
5.623%, 12/25/32 (a)(b)	870	800,752
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
4.939%, 4/25/22 (a)(b)	51	48,880
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
5.059%, 5/25/37 (a)(b)	3,715	1,638,315
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.545%, 11/25/35 (a)(f)	1,036	1,027,952
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
4.959%, 12/25/35 (a)(b)	2,031	2,003,851
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
5.258%, 1/20/35 (a)(b)	1,215	1,102,251
Home Equity Mortgage Trust
Series 2006-1, Class A2
5.30%, 5/25/36 (a)(f)	1,040	1,011,192
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
4.863%, 1/25/36 (a)(b)	409	406,139
Lehman XS Trust
Series 2005-4, Class 1M1
5.289%, 10/25/35 (a)(b)	4,865	4,084,508

Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
5.251%, 4/25/37 (a)(b)	5,621	5,482,691
Option One Mortgage Loan Trust
Series 2006-3, Class M1
5.019%, 2/25/37 (a)(b)	1,785	852,337
RAAC Series
Series 2006-SP3, Class A1
4.869%, 8/25/36 (a)(b)	1,191	1,166,104
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
4.959%, 3/25/35 (a)(b)	705	681,804
Series 2005-RZ1, Class A2
4.989%, 4/25/35 (a)(b)	1,530	1,482,503
Saxon Asset Securities Trust
Series 2005-4, Class A2B
4.969%, 11/25/37 (a)(b)	759	755,646
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
4.869%, 12/25/36 (a)(b)	482	478,029
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
4.869%, 1/25/36 (a)(b)	918	912,240
Wells Fargo Home Equity Trust
Series 2006-1, Class A2
5.595%, 5/25/36 (a)(b)	12,500	11,250,000

		35,185,194

Other - Floating Rate - 0.2%
Ballyrock ABS CDO Ltd.
Series 2007-1A, Class A1B
5.615%, 8/06/47 (a)(b)(e)(g)	1,762	264,300
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
5.879%, 5/13/46 (a)(b)(e)(g)	910	109,200
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
6.32%, 3/30/46 (a)(b)(e)(g)	1,775	355,000
Petra CRE CDO Ltd.
Series 2007-1A, Class C
5.889%, 2/25/47 (a)(b)(e)	2,220	1,964,012
SLM Student Loan Trust
Series 2003-C, Class A1
5.794%, 9/15/16 (a)(b)	576	572,528

		3,265,040

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)(f)	818	705,651
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (a)(f)	854	725,870
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	845	837,882

		2,269,403

Credit Cards - Floating Rate - 0.1%
American Express Credit Account Master Trust
Series 2005-1, Class A
4.682%, 10/15/12 (a)(b)	1,298	1,291,921

Other - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(e)	1,000	978,590

Total Asset-Backed Securities (cost $52,525,261)		42,990,148

MORTGAGE CMO'S - 1.3%
Non-Agency Fixed Rate - 0.7%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.073%, 6/26/35 (a)(e)	3,652	3,624,278
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37 (a)	3,795	3,905,815
Series 2007-QS1, Class 2A10
6.00%, 1/25/37 (a)	4,740	4,758,451

		12,288,544

Non-Agency Adjustable Rate - 0.6%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.933%, 12/25/35 (a)(b)	1,758	1,723,328
Series 2006-OA14, Class 3A1
5.783%, 11/25/46 (a)(b)	5,060	4,894,888
Countrywide Home Loan
Series 2004-25, Class M1
5.319%, 2/25/35 (a)(b)	3,475	2,989,438
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1
4.983%, 3/25/36 (a)(b)	632	617,063

		10,224,717

Agency Adjustable Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.401%, 5/28/35 (a)(b)	392	322,822

Total Mortgage CMO's (cost $23,519,919)		22,836,083

CORPORATES - NON-INVESTMENT GRADES - 0.1%
Industrial - 0.1%
Basic - 0.1%
Packaging Corp. of America
5.75%, 8/01/13 (a) (cost $1,079,163)	1,099	1,123,679

	Shares
SHORT-TERM INVESTMENTS - 15.6%
Investment Companies - 15.6%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (h) (cost $269,470,434)	269,470,434	269,470,434

Total Investments - 110.6%
(cost $1,907,559,765)		1,913,437,975
Other assets less liabilities - (10.6)%		(182,781,675)

Net Assets - 100.0%		$1,730,656,300

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	made by	received by	Appreciation/
Counterparty	(000)	Date	the Portfolio	the Portfolio	(Depreciation)
Lehman Brothers	$23,000	1/23/08	3 Month LIBOR	4.777%	$246,949
Lehman Brothers	10,000	12/04/11	3 Month LIBOR	4.850%	382,462
Lehman Brothers	85,750	11/28/17	3 Month LIBOR	4.726%	756,634

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10yr Futures	284	March 2008	$32,164,176	$32,149,687	$14,489
U.S. T-Note 5yr Futures	334	March 2008	$36,765,125	$36,776,531	$(11,406)

					$3,083

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Swedish Krona settling 12/20/07	97,682	$15,134,352	$15,293,294	$158,942

Sale Contracts:
Japanese Yen settling 1/08/08	9,662,841	88,213,707	87,382,174	831,533
Mexican Peso settling 1/28/08	363,374	33,082,077	33,179,700	(97,623)
Polish Zloty settling 12/18/07	42,942	17,458,598	17,407,059	51,539
Swedish Krona settling 1/17/08	95,887	14,972,468	15,018,725	(46,257)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,563,127,418.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2007.
(c)	Variable rate coupon, rate shown as of November 30, 2007.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $1,672,945.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $51,852,670 or 3.0% of net assets.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2007.
(g)	Illiquid security, valued at fair value. (See note A)
(h)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PLN	-	Polish Zloty

Glossary:

LIBOR☐	-☐	London Interbank Offered Rates☐

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Portfolio's total exposure to subprime investments was 1.96%. These investments are valued in accordance with the Fund's Valuation Policies.

AllianceBernstein Pooling Portfolios

Inflation Protected Securities Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 98.1%
U.S. Treasury Notes
0.875%, 4/15/10 (TIPS)	$28,506	$28,418,942
1.625%, 1/15/15 (TIPS)	81,335	81,900,160
1.875%, 7/15/13 - 7/15/15 (TIPS)	98,441	101,414,304
2.00%, 1/15/14 - 1/15/16 (TIPS)	89,914	93,053,174
2.375%, 1/15/17 (TIPS)	81,556	86,691,085
3.00%, 7/15/12 (TIPS)	65,949	71,446,763
3.375%, 1/15/12 (TIPS)	72,228	78,824,567
3.50%, 1/15/11 (TIPS)	48,453	52,181,287
3.875%, 1/15/09 (TIPS)	26,616	27,510,273
4.25%, 1/15/10 (TIPS)	51,387	55,012,370

Total Inflation-Linked Securities (cost $649,426,129)		676,452,925

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (a) (cost $6,602,749)	6,602,749	6,602,749

Total Investments - 99.1% (cost $656,028,878)		683,055,674
Other assets less liabilities - 0.9%		6,186,364

Net Assets - 100.0%		$689,242,038

(a)	Investment in affiliated money market mutual fund.

Glossary:

TIPS - Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES - 85.6%
Industrial - 62.9%
Basic - 6.4%
Arch Western Finance LLC
6.75%, 7/01/13 (a)	$670	$648,225
Basell AF SCA
8.375%, 8/15/15 (a)(b)	1,445	1,217,412
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)	1,938	2,068,815
Equistar Chemicals Funding LP
10.125%, 9/01/08 (a)	787	814,545
10.625%, 5/01/11 (a)	356	372,020
Evraz Group SA
8.25%, 11/10/15 (a)(b)	1,369	1,362,292
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	4,280	4,622,400
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	905	868,800
7.125%, 1/15/17 (a)(b)	1,095	1,048,463
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.369%, 11/15/14 (a)(c)	525	535,500
9.75%, 11/15/14 (a)	525	564,375
Huntsman International LLC
7.875%, 11/15/14 (a)	1,130	1,211,925
Huntsman LLC
11.50%, 7/15/12 (a)	801	865,080
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	1,575	1,417,500
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)	630	623,700
Lyondell Chemical Co.
8.00%, 9/15/14 (a)	1,290	1,460,925
8.25%, 9/15/16 (a)	3,575	4,191,687
The Mosaic Co.
7.875%, 12/01/16 (a)(b)(d)	2,875	3,076,250
NewMarket Corp.
7.125%, 12/15/16 (a)	615	608,850

NewPage Corp.
10.00%, 5/01/12 (a)	797	812,940
Peabody Energy Corp.
5.875%, 4/15/16 (a)	900	855,000
Series B
6.875%, 3/15/13 (a)	1,815	1,819,538
Domtar, Inc.
7.125%, 8/15/15 (a)	2,500	2,412,500

		33,478,742

Capital Goods - 6.9%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	270	243,337
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	1,603	1,582,963
6.875%, 6/01/17 (a)	1,430	1,406,763
Series B
7.125%, 5/15/16 (a)	2,053	2,047,868
7.375%, 4/15/14 (a)	820	822,050
Associated Materials, Inc.
Zero Coupon, 3/01/14 (a)(e)	1,635	1,062,750
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	1,580	1,524,700
10.25%, 3/01/16 (a)	555	491,175
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	3,015	2,954,700
8.00%, 11/15/14 (a)(b)	2,120	2,183,600
Case Corp.
7.25%, 1/15/16 (a)	2,935	2,949,675
Case New Holland, Inc.
7.125%, 3/01/14 (a)	2,990	2,982,525
Crown Americas
7.625%, 11/15/13 (a)	1,500	1,530,000
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)	992	1,016,800
L-3 Communications Corp.
5.875%, 1/15/15 (a)	1,828	1,754,880
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	2,530	2,511,025
8.875%, 2/15/09 (a)	1,715	1,721,431
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)	640	643,200
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (a)(f)(g)	453	56,691
Sequa Corp.
9.00%, 8/01/09 (a)	601	643,070
Terex Corp.
8.00%, 11/15/17 (a)	786	789,930
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	2,100	2,058,000

United Rentals North America, Inc.
6.50%, 2/15/12 (a)	640	609,600
7.00%, 2/15/14 (a)	485	431,650
7.75%, 11/15/13 (a)	2,075	1,898,625

		35,917,008

Communications - Media - 10.8%
Allbritton Communications Co.
7.75%, 12/15/12 (a)	1,351	1,337,490
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)	2,000	2,095,000
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	1,637	1,559,243
CCH I Holdings LLC
11.75%, 5/15/14 (a)	6,257	4,254,760
CCH I LLC
11.00%, 10/01/15 (a)	1,000	870,000
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	5,809	4,631,760
5.75%, 1/15/13 (a)	1,641	1,403,055
CSC Holdings, Inc.
6.75%, 4/15/12 (a)	2,565	2,404,688
7.625%, 7/15/18 (a)	1,535	1,396,850
7.875%, 2/15/18 (a)	640	592,000
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)	444	451,770
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	3,811	3,687,143
EchoStar DBS Corp.
6.375%, 10/01/11 (a)	1,080	1,096,200
6.625%, 10/01/14 (a)	3,595	3,639,938
7.125%, 2/01/16 (a)	850	885,063
Idearc, Inc.
8.00%, 11/15/16 (a)	1,710	1,598,850
Insight Communications Co., Inc.
12.25%, 2/15/11 (a)	1,612	1,678,495
Insight Midwest LP
9.75%, 10/01/09 (a)	552	552,000
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)	2,812	2,910,420
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 (a)	1,274	1,283,555
Lamar Media Corp.
6.625%, 8/15/15 (a)	475	451,250
Liberty Media Corp.
5.70%, 5/15/13 (a)	545	512,296
7.875%, 7/15/09 (a)	350	357,115
8.25%, 2/01/30 (a)	530	506,242

LIN Television Corp.
6.50%, 5/15/13 (a)	725	685,125
Quebecor Media, Inc.
7.75%, 3/15/16 (a)	2,755	2,569,037
Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)	764	779,280
10.375%, 9/01/14 (a)(b)	473	510,840
RH Donnelley Corp.
8.875%, 10/15/17 (a)(b)	1,285	1,211,112
Series A-1
6.875%, 1/15/13 (a)	705	643,312
Series A-2
6.875%, 1/15/13 (a)	748	682,550
Series A-3
8.875%, 1/15/16 (a)	2,740	2,589,300
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	545	527,287
Univision Communications, Inc.
7.85%, 7/15/11 (a)	1,190	1,187,025
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	982	982,000
WMG Holdings Corp.
Zero Coupon, 12/15/14 (a)(e)	3,196	2,221,220
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)	1,415	1,415,000

		56,158,271

Communications - Telecommunications - 5.4%
Alltel Corp.
7.875%, 7/01/32 (a)	2,750	2,093,240
American Tower Corp.
7.00%, 10/15/17 (a)(b)	310	314,650
7.125%, 10/15/12 (a)	2,430	2,466,450
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,977	1,910,276
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	3,470	3,227,100
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	2,227	2,238,135
Dobson Communications Corp.
8.875%, 10/01/13 (a)	665	714,875
Inmarsat Finance PLC
Zero Coupon, 11/15/12 (a)(e)	1,037	998,112
7.625%, 6/30/12 (a)	1,835	1,885,462
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	835	716,012
9.25%, 11/01/14 (a)	1,200	1,077,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	2,858	2,894,759

PanAmSat Corp.
9.00%, 8/15/14 (a)	1,171	1,188,565
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	4,029	3,978,638
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	350	347,375
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	740	756,650
Windstream Corp.
8.125%, 8/01/13 (a)	714	734,528
8.625%, 8/01/16 (a)	810	840,375

		28,382,202

Consumer Cyclical - Automotive - 7.7%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	45	40,050
Allison Transmission
11.00%, 11/01/15 (a)(b)	235	226,188
Ford Motor Credit Co.
4.95%, 1/15/08 (a)	1,298	1,292,821
7.00%, 10/01/13 (a)	2,524	2,204,429
7.45%, 7/16/31 (a)	5,020	3,790,100
7.993%, 1/13/12 (a)(c)	2,785	2,426,704
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	2,700	2,221,125
6.875%, 9/15/11 (a)	3,570	3,119,116
8.00%, 11/01/31 (a)	1,870	1,586,626
General Motors Corp.
8.25%, 7/15/23 (a)	4,155	3,407,100
8.375%, 7/15/33 (a)	6,705	5,565,150
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	550	574,750
9.00%, 7/01/15 (a)	1,307	1,391,955
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	1,436	1,055,460
Lear Corp.
Series B
5.75%, 8/01/14 (a)	1,835	1,518,462
8.50%, 12/01/13 (a)	370	349,650
8.75%, 12/01/16 (a)	3,010	2,769,200
Tenneco, Inc.
8.625%, 11/15/14 (a)	465	463,256
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	5,330	4,943,575
Visteon Corp.
7.00%, 3/10/14 (a)	1,795	1,386,638

		40,332,355

Consumer Cyclical - Other - 7.8%
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	737	749,898

Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	642	513,600
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,307	1,300,465
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	550	536,250
Harrah’s Operating Co., Inc
5.625%, 6/01/15 (a)	4,769	3,552,905
5.75%, 10/01/17 (a)	514	367,510
6.50%, 6/01/16 (a)	5,352	4,067,520
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	385	382,112
Host Marriott LP
Series Q
6.75%, 6/01/16 (a)	2,935	2,912,987
KB Home
6.375%, 8/15/11 (a)	600	552,000
7.75%, 2/01/10 (a)	410	383,350
Levi Strauss & Co.
8.875%, 4/01/16 (a)	742	723,450
MGM Mirage
6.625%, 7/15/15 (a)	3,952	3,675,360
7.625%, 1/15/17 (a)	2,080	2,069,600
8.375%, 2/01/11 (a)	2,179	2,228,027
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,245	1,198,313
NCL Corp.
10.625%, 7/15/14 (a)	515	517,575
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	1,496	1,492,260
Six Flags, Inc.
9.625%, 6/01/14 (a)	1,250	906,250
Station Casinos, Inc.
6.625%, 3/15/18 (a)	8,445	6,397,088
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)	1,097	1,102,485
Universal City Development Partners
11.75%, 4/01/10 (a)	913	944,955
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	630	630,000
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	1,107	691,875
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)	2,935	2,846,950

		40,742,785

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15 (a)	415	361,050

Consumer Cyclical - Retailers - 1.6%
Autonation, Inc.
7.243%, 4/15/13 (a)(c)	175	164,500
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	555	491,175
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	1,006	995,940
GSC Holdings Corp.
8.00%, 10/01/12 (a)	2,070	2,152,800
Rite Aid Corp.
6.875%, 8/15/13 (a)	2,400	1,872,000
9.25%, 6/01/13 (a)	870	791,700
9.375%, 12/15/15 (a)(b)	100	86,500
9.50%, 6/15/17 (a)(b)	1,919	1,650,340

		8,204,955

Consumer Non-Cyclical - 6.2%
Albertson’s, Inc.
7.45%, 8/01/29 (a)	4,055	3,863,312
ARAMARK Corp.
8.50%, 2/01/15 (a)	1,710	1,716,412
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	2,266	2,288,660
DaVita, Inc.
7.25%, 3/15/15 (a)	1,219	1,185,478
Dean Foods Co.
7.00%, 6/01/16 (a)	921	815,085
Del Monte Corp.
6.75%, 2/15/15 (a)	395	371,300
Dole Food Company, Inc.
8.625%, 5/01/09 (a)	420	411,600
8.875%, 3/15/11 (a)	718	669,535
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	2,825	2,768,500
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	670	686,750
HCA, Inc.
6.375%, 1/15/15 (a)	2,508	2,081,640
6.50%, 2/15/16 (a)	1,520	1,265,400
6.75%, 7/15/13 (a)	1,650	1,452,000
9.625%, 11/15/16 (a)(h)	2,665	2,771,600
Healthsouth Corp.
10.75%, 6/15/16 (a)	580	597,400
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	1,174	1,138,780
Select Medical Corp.
7.625%, 2/01/15 (a)	1,145	973,250
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	1,180	855,500

Stater Brothers Holdings
8.125%, 6/15/12 (a)		594	583,605
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)		1,175	1,034,000
9.875%, 7/01/14 (a)		1,700	1,602,250
Universal Hospital Services, Inc.
8.288%, 6/01/15 (a)(b)(c)		895	881,575
Ventas Realty LP/CAP CRP
6.75%, 4/01/17 (a)		832	821,600
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)		567	515,970
Visant Corp.
7.625%, 10/01/12 (a)		883	883,000

			32,234,202

Energy - 2.7%
Chesapeake Energy Corp.
6.625%, 1/15/16 (a)		220	213,400
6.875%, 1/15/16 (a)		270	265,275
7.50%, 9/15/13 (a)		805	823,112
7.75%, 1/15/15 (a)		1,895	1,932,900
CIE Gener De Geophysique
7.50%, 5/15/15 (a)		1,285	1,294,638
7.75%, 5/15/17 (a)		195	195,975
Complete Production Services, Inc.
8.00%, 12/15/16 (a)		650	617,500
Grant Prideco, Inc.
Series B
6.125%, 8/15/15 (a)		856	877,400
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)		760	735,300
Opti Canada, Inc.
8.25%, 12/15/14 (a)(b)		313	308,305
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)		776	814,800
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)		1,155	1,143,450
Pride International, Inc.
7.375%, 7/15/14 (a)		634	649,850
Range Resources Corp.
7.50%, 5/15/16 (a)		940	951,750
Tesoro Corp.
6.25%, 11/01/12 (a)		1,180	1,178,525
6.50%, 6/01/17 (a)(b)		2,160	2,133,000

			14,135,180

Other Industrial - 1.0%
Central European Distribution Corp.
8.00%, 7/31/12 (a)(b)	EUR	173	253,051
Central European Media Enterprises Ltd.
8.25%, 5/15/12 (a)(b)		398	596,228

Noble Group Ltd.
6.625%, 3/17/15 (a)(b)	$2,000	1,857,564
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	1,295	1,275,575
11.75%, 8/01/16 (a)	725	717,750
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)	655	625,525

		5,325,693

Services - 0.5%
Realogy Corp.
10.50%, 4/15/14 (a)(b)	1,630	1,226,575
Service Corp. International
6.75%, 4/01/16 (a)	1,000	945,000
West Corp.
9.50%, 10/15/14 (a)	500	492,500

		2,664,075

Technology - 4.3%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	3,480	3,488,700
Avago Technologies Finance
10.125%, 12/01/13 (a)	755	794,637
CA, Inc.
4.75%, 12/01/09 (a)(b)	965	975,617
First Data Corp.
9.875%, 9/24/15 (a)(b)	1,341	1,247,130
Flextronics International Ltd.
6.50%, 5/15/13 (a)	1,418	1,379,005
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	3,530	3,225,538
10.125%, 12/15/16 (a)	910	780,325
Iron Mountain, Inc.
6.625%, 1/01/16 (a)	1,360	1,283,500
Nortel Networks Corp.
6.875%, 9/01/23 (a)	626	496,105
Nortel Networks Ltd.
10.125%, 7/15/13 (a)(b)	1,025	1,053,187
NXP BV / NXP Funding LLC
7.993%, 10/15/13 (a)(c)	1,000	945,000
9.50%, 10/15/15 (a)	445	404,950
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	2,143	2,124,249
Serena Software, Inc.
10.375%, 3/15/16 (a)	875	883,750
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	3,122	3,176,635

		22,258,328

Transportation - Airlines - 0.7%
AMR Corp.
9.00%, 8/01/12 (a)	1,675	1,666,625

Continental Airlines, Inc.
8.75%, 12/01/11 (a)	1,330	1,270,150
Series RJO3
7.875%, 7/02/18 (a)	608	584,483

		3,521,258

Transportation - Services - 0.8%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	1,660	1,566,625
Hertz Corp.
8.875%, 1/01/14 (a)	1,145	1,145,000
10.50%, 1/01/16 (a)	1,175	1,216,125

		3,927,750

		327,643,854

Utility - 9.3%
Electric - 8.2%
The AES Corp.
7.75%, 3/01/14 (a)	2,430	2,387,475
8.75%, 5/15/13 (a)(b)	140	145,600
Allegheny Energy Supply
7.80%, 3/15/11 (a)	1,070	1,123,500
8.25%, 4/15/12 (a)(b)	1,830	1,962,675
Aquila, Inc.
14.875%, 7/01/12 (a)	1,096	1,380,960
CMS Energy Corp.
8.50%, 4/15/11 (a)	835	898,904
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	2,740	2,466,000
8.375%, 5/01/16 (a)	3,180	3,056,775
Dynegy-Roseton Danskammer
Series A
7.27%, 11/08/10 (a)	312	314,379
Series B
7.67%, 11/08/16 (a)	1,222	1,202,143
Edison Mission Energy
7.00%, 5/15/17 (a)	3,840	3,676,800
7.50%, 6/15/13 (a)	1,860	1,860,000
7.75%, 6/15/16 (a)	695	701,950
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)	1,545	1,514,100
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	3,550	3,283,750
NRG Energy, Inc.
7.25%, 2/01/14 (a)	420	410,550
7.375%, 2/01/16 - 1/15/17 (a)	4,805	4,701,062
Reliant Energy, Inc.
6.75%, 12/15/14 (a)	598	596,505
7.625%, 6/15/14 (a)	1,820	1,756,300
7.875%, 6/15/17 (a)	1,840	1,782,500

Sierra Pacific Resources
8.625%, 3/15/14 (a)	960	1,022,402
TECO Energy, Inc.
7.00%, 5/01/12 (a)	1,222	1,279,892
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(b)	1,566	1,507,275
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,957	1,502,211
Series Q
6.50%, 11/15/24 (a)	3,106	2,192,084

		42,725,792

Natural Gas - 1.1%
El Paso Corp.
7.375%, 12/15/12 (a)	1,245	1,298,348
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(i)	3,450	3,601,666
Regency Energy Partners
8.375%, 12/15/13 (a)	1,089	1,138,005

		6,038,019

		48,763,811

Non Corporate Sectors - 7.4%
Derivatives - Total Return Swaps - 4.1%
High Yield Total Return Trust 2007-1
5.171%, 7/01/08 (a)(b)(c)	22,505	21,217,737

Structured Note - 3.3%
Racers SER 06-6-T
4.851%, 7/01/08 (a)(b)(c)	18,550	17,217,108

		38,434,845

Credit Default Index Holdings - 4.4%
DJ CDX.NA.HY-100 - 4.4%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(b)	19,000	18,430,000
Dow Jones CDX HY
Series 5-T2
7.25%, 12/29/10 (a)(b)	4,312	4,376,879

		22,806,879

Financial Institutions - 1.6%
Finance - 0.8%
Residential Capital LLC
7.875%, 6/30/10 (a)	2,355	1,595,512
8.00%, 4/17/13 (a)	2,240	1,450,400
8.375%, 6/30/15 (a)	2,055	1,325,475

		4,371,387

Insurance - 0.3%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	760	737,200
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	770	696,234

		1,433,434

REITS - 0.5%
American Real Estate Partners LP
7.125%, 2/15/13 (a)(b)	2,500	2,337,500

		8,142,321

Total Corporates - Non-Investment Grades (cost $466,440,297)		445,791,710

CORPORATES - INVESTMENT GRADES - 7.9%
Industrial - 4.0%
Basic - 1.0%
International Steel Group, Inc.
6.50%, 4/15/14 (a)	2,081	2,181,333
Weyerhaeuser Co.
7.375%, 3/15/32 (a)	3,165	3,179,490

		5,360,823

Communications - Telecommunications - 1.1%
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11 (a)	620	664,950
Qwest Corp.
6.875%, 9/15/33 (a)	2,240	2,038,400
8.875%, 3/15/12 (a)	355	381,181
Sprint Capital Corp.
6.875%, 11/15/28 (a)	2,800	2,628,164

		5,712,695

Consumer Cyclical - Other - 0.2%
DR Horton, Inc.
4.875%, 1/15/10 (a)	250	231,599
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12 (a)	539	579,403

		811,002

Consumer Non-Cyclical - 1.4%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	1,080	1,079,264
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	683	696,788
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13 (a)	3,395	3,648,605
7.625%, 6/01/16 (a)	1,800	1,965,082

		7,389,739

Energy - 0.2%
Kerr-McGee Corp.
6.875%, 9/15/11 (a)	894	960,127

Technology - 0.1%
Xerox Corp.
6.40%, 3/15/16 (a)	535	553,392

		20,787,778

Utility - 2.0%
Electric - 0.6%
FPL Group Capital, Inc.
6.35%, 10/01/66 (a)(i)	3,000	2,850,573
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16 (a)	440	445,265

		3,295,838

Natural Gas - 1.4%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28 (a)	570	585,243
Williams Cos, Inc.
7.625%, 7/15/19 (a)	3,744	4,146,480
7.875%, 9/01/21 (a)	2,214	2,501,820

		7,233,543

		10,529,381

Financial Institutions - 1.9%
Brokerage - 1.0%
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	2,700	2,452,135
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)	2,585	2,471,560

		4,923,695

Finance - 0.7%
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	2,221	1,399,474
Series MTN
5.80%, 6/07/12 (a)	515	386,147
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	56	42,591
SLM Corp.
4.50%, 7/26/10 (a)	845	800,330
5.125%, 8/27/12 (a)	1,100	996,049

		3,624,591

Insurance - 0.2%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	950	966,810

		9,515,096

Total Corporates - Investment Grades (cost $40,957,545)		40,832,255

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.5%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		846	904,632

Consumer Non-Cyclical - 0.3%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	1,128	1,584,200

Total Emerging Markets - Non-Investment Grades (cost $2,439,751)			2,488,832

		Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.3%
Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Federal Home Loan Mortgage Corp.
8.375%		36,525	931,387

Financial Institutions - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (a)(b)		624	824,928

Total Non-Convertible - Preferred Stocks (cost $1,817,925)			1,756,315

COMMON STOCK - 0.0%
Phase Metrics (a)(f)(j) (cost $904)		90,400	904

SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (k) (cost $22,047,926)		22,047,926	22,047,926

Total Investments - 98.5%
(cost $533,704,348)			512,917,942
Other assets less liabilities - 1.5%			8,031,335

Net Assets - 100.0%			$520,949,277

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 1/16/08	1,496	$2,141,869	$2,190,081	$(48,212)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $487,214,537.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $119,960,957 or 23.0% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2007.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2007.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Illiquid security, valued at fair value. (See note A)
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of November 30, 2007, is considered illiquid and restricted.

Restricted Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.	8/5/05	$396,900	$56,691	0.01%
9.00%, 11/30/08

(h)	Pay-In-Kind Payments (PIK).
(i)	Variable rate coupon, rate shown as of November 30, 2007.
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

Currency Abbreviations:

EUR	-	Euro Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	January 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2008